UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Mid-Cap Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2022
Calvert
Mid-Cap Fund

Calvert
Mid-Cap Fund
March 31, 2022
Performance

Portfolio Manager(s) Charles B. Gaffney of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	(1.22)%	1.93%	10.10%	9.19%
Class A with 4.75% Maximum Sales Charge	—	—	(5.90)	(2.91)	9.03	8.66
Class C at NAV	10/31/1994	10/31/1994	(1.53)	1.22	9.28	8.52
Class C with 1% Maximum Sales Charge	—	—	(2.35)	0.39	9.28	8.52
Class I at NAV	06/03/2003	10/31/1994	(1.08)	2.21	10.43	9.65

Russell Midcap® Index	—	—	0.39%	6.92%	12.61%	12.85%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.22%	1.98%	0.97%
Net	1.18	1.93	0.93
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mid-Cap Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Baker Hughes Co.	3.7%
Xcel Energy, Inc.	2.5
Assurant, Inc.	2.3
Lamar Advertising Co., Class A	2.3
Mid-America Apartment Communities, Inc.	2.3
Healthpeak Properties, Inc.	2.2
Tradeweb Markets, Inc., Class A	2.2
WEX, Inc.	2.1
Verisk Analytics, Inc.	2.1
Travelers Cos., Inc. (The)	2.1
Total	23.8%

*	Excludes cash and cash equivalents.

3

Calvert
Mid-Cap Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
Mid-Cap Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 987.80	$5.85 **	1.18%
Class C	$1,000.00	$ 984.70	$9.55 **	1.93%
Class I	$1,000.00	$ 989.20	$4.61 **	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$5.94 **	1.18%
Class C	$1,000.00	$1,015.31	$9.70 **	1.93%
Class I	$1,000.00	$1,020.29	$4.68 **	0.93%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Mid-Cap Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Auto Components — 1.6%
Aptiv PLC(1)	41,138	$ 4,924,630
		$ 4,924,630
Banks — 3.1%
Commerce Bancshares, Inc.	68,281	$ 4,888,237
KeyCorp	222,948	4,989,576
		$ 9,877,813
Beverages — 1.1%
Coca-Cola Europacific Partners PLC	69,460	$ 3,376,451
		$ 3,376,451
Biotechnology — 0.8%
Neurocrine Biosciences, Inc.(1)	27,576	$ 2,585,250
		$ 2,585,250
Building Products — 0.8%
AZEK Co., Inc. (The)(1)	102,725	$ 2,551,689
		$ 2,551,689
Capital Markets — 5.4%
Morningstar, Inc.	23,398	$ 6,391,632
Raymond James Financial, Inc.	35,607	3,913,565
Tradeweb Markets, Inc., Class A	77,563	6,815,461
		$ 17,120,658
Chemicals — 1.2%
FMC Corp.	30,099	$ 3,960,125
		$ 3,960,125
Commercial Services & Supplies — 2.7%
GFL Environmental, Inc.	121,279	$ 3,944,490
Tetra Tech, Inc.	28,300	4,667,802
		$ 8,612,292
Communications Equipment — 2.6%
F5, Inc.(1)	16,694	$ 3,488,211
Motorola Solutions, Inc.	19,315	4,678,093
		$ 8,166,304
Containers & Packaging — 2.4%
AptarGroup, Inc.	27,323	$ 3,210,452
Packaging Corp. of America	28,336	4,423,533
		$ 7,633,985
Security	Shares	Value
Diversified Consumer Services — 2.4%
Bright Horizons Family Solutions, Inc.(1)	27,077	$ 3,592,847
Terminix Global Holdings, Inc.(1)	90,804	4,143,387
		$ 7,736,234
Electric Utilities — 2.5%
Xcel Energy, Inc.	108,930	$ 7,861,478
		$ 7,861,478
Electrical Equipment — 1.8%
AMETEK, Inc.	42,339	$ 5,638,708
		$ 5,638,708
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	30,686	$ 4,019,252
		$ 4,019,252
Energy Equipment & Services — 3.7%
Baker Hughes Co.	320,090	$ 11,654,477
		$ 11,654,477
Entertainment — 1.9%
Electronic Arts, Inc.	46,424	$ 5,873,100
		$ 5,873,100
Equity Real Estate Investment Trusts (REITs) — 8.8%
EastGroup Properties, Inc.	31,353	$ 6,373,438
Healthpeak Properties, Inc.	206,317	7,082,862
Lamar Advertising Co., Class A	61,750	7,174,115
Mid-America Apartment Communities, Inc.	34,086	7,139,313
		$ 27,769,728
Food & Staples Retailing — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	67,757	$ 4,581,051
Performance Food Group Co.(1)	82,401	4,195,035
		$ 8,776,086
Food Products — 1.6%
Hershey Co. (The)	22,831	$ 4,945,880
		$ 4,945,880
Health Care Equipment & Supplies — 3.1%
Envista Holdings Corp.(1)	94,046	$ 4,580,981
Teleflex, Inc.	14,875	5,278,096
		$ 9,859,077

6
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 3.3%
LHC Group, Inc.(1)	21,798	$ 3,675,143
R1 RCM, Inc.(1)	246,933	6,607,927
		$ 10,283,070
Hotels, Restaurants & Leisure — 1.1%
Wyndham Hotels & Resorts, Inc.	39,356	$ 3,333,060
		$ 3,333,060
Independent Power and Renewable Electricity Producers — 1.8%
NextEra Energy Partners, L.P.	69,633	$ 5,804,607
		$ 5,804,607
Insurance — 5.4%
Allstate Corp. (The)	23,963	$ 3,319,115
Assurant, Inc.	39,750	7,227,743
Travelers Cos., Inc. (The)	36,370	6,645,890
		$ 17,192,748
Interactive Media & Services — 1.5%
CarGurus, Inc.(1)	115,619	$ 4,909,183
		$ 4,909,183
IT Services — 5.0%
Broadridge Financial Solutions, Inc.	36,237	$ 5,642,463
Euronet Worldwide, Inc.(1)	25,980	3,381,297
WEX, Inc.(1)	37,519	6,695,266
		$ 15,719,026
Life Sciences Tools & Services — 5.2%
Agilent Technologies, Inc.	37,576	$ 4,972,432
Avantor, Inc.(1)	103,725	3,507,980
PerkinElmer, Inc.	21,255	3,708,147
Waters Corp.(1)	13,503	4,191,196
		$ 16,379,755
Machinery — 4.2%
Colfax Corp.(1)	97,207	$ 3,867,867
Stanley Black & Decker, Inc.	20,250	2,830,747
Westinghouse Air Brake Technologies Corp.	68,597	6,596,973
		$ 13,295,587
Metals & Mining — 1.4%
Steel Dynamics, Inc.	51,524	$ 4,298,647
		$ 4,298,647
Security	Shares	Value
Multi-Utilities — 1.8%
Sempra Energy	34,624	$ 5,820,987
		$ 5,820,987
Professional Services — 3.4%
Booz Allen Hamilton Holding Corp.	46,150	$ 4,053,816
Verisk Analytics, Inc.	31,137	6,682,934
		$ 10,736,750
Semiconductors & Semiconductor Equipment — 3.0%
Entegris, Inc.	22,008	$ 2,888,770
ON Semiconductor Corp.(1)	37,727	2,362,087
Teradyne, Inc.	35,390	4,184,160
		$ 9,435,017
Software — 5.8%
ANSYS, Inc.(1)	13,907	$ 4,417,559
Bill.com Holdings, Inc.(1)	18,152	4,116,692
Black Knight, Inc.(1)	67,756	3,929,170
Fair Isaac Corp.(1)	12,282	5,729,062
		$ 18,192,483
Specialty Retail — 4.5%
Bath & Body Works, Inc.	92,776	$ 4,434,693
Ross Stores, Inc.	64,872	5,868,321
Ulta Beauty, Inc.(1)	10,002	3,982,996
		$ 14,286,010
Total Common Stocks (identified cost $263,035,570)		$312,630,147

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$360	$ 342,695
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(3)(4)	31	29,596
Total High Social Impact Investments (identified cost $390,923)		$ 372,291

7
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(5)	2,757,099	$ 2,756,824
Total Short-Term Investments (identified cost $2,756,927)		$ 2,756,824
Total Investments — 100.0% (identified cost $266,183,420)		$315,759,262
Other Assets, Less Liabilities — 0.0%(6)		$ 7,316
Net Assets — 100.0%		$315,766,578

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated company (see Note 7).
(3)	Restricted security. Total market value of restricted securities amounts to $372,291, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(4)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(5)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(6)	Amount is less than 0.05%.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	30,923
8
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $263,066,493)	$ 312,659,743
Investments in securities of affiliated issuers, at value (identified cost $3,116,927)	3,099,519
Receivable for capital shares sold	281,884
Dividends and interest receivable	237,250
Dividends and interest receivable - affiliated	1,837
Securities lending income receivable	197
Receivable from affiliate	13,240
Directors' deferred compensation plan	188,050
Total assets	$316,481,720
Liabilities
Payable for capital shares redeemed	$ 156,934
Payable to affiliates:
Investment advisory fee	170,474
Administrative fee	31,472
Distribution and service fees	42,804
Sub-transfer agency fee	21,035
Directors' deferred compensation plan	188,050
Accrued expenses	104,373
Total liabilities	$ 715,142
Net Assets	$315,766,578
Sources of Net Assets
Paid-in capital	$ 265,998,794
Distributable earnings	49,767,784
Net Assets	$315,766,578
Class A Shares
Net Assets	$ 180,029,742
Shares Outstanding	4,946,921
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.39
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 38.20
Class C Shares
Net Assets	$ 6,567,529
Shares Outstanding	293,253
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 22.40
Class I Shares
Net Assets	$ 129,169,307
Shares Outstanding	2,887,373
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $443)	$ 1,885,041
Dividend income - affiliated issuers	840
Interest income	61
Interest income - affiliated issuers	2,700
Securities lending income, net	4,121
Total investment income	$ 1,892,763
Expenses
Investment advisory fee	$ 1,048,194
Administrative fee	193,513
Distribution and service fees:
Class A	229,809
Class C	35,167
Directors' fees and expenses	6,364
Custodian fees	4,160
Transfer agency fees and expenses	192,207
Accounting fees	36,050
Professional fees	15,796
Registration fees	35,884
Reports to shareholders	10,360
Miscellaneous	8,389
Total expenses	$ 1,815,893
Waiver and/or reimbursement of expenses by affiliate	$ (50,452)
Net expenses	$ 1,765,441
Net investment income	$ 127,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 5,699,568
Investment securities - affiliated issuers	(932)
Foreign currency transactions	850
Net realized gain	$ 5,699,486
Change in unrealized appreciation (depreciation):
Investment securities	$ (9,877,481)
Investment securities - affiliated issuers	(11,785)
Net change in unrealized appreciation (depreciation)	$(9,889,266)
Net realized and unrealized loss	$(4,189,780)
Net decrease in net assets from operations	$(4,062,458)
10
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 127,322	$ (688,234)
Net realized gain	5,699,486	40,068,200
Net change in unrealized appreciation (depreciation)	(9,889,266)	18,161,340
Net increase (decrease) in net assets from operations	$ (4,062,458)	$ 57,541,306
Distributions to shareholders:
Class A	$ (22,683,315)	$ (1,449,640)
Class C	(1,286,727)	(106,024)
Class I	(14,188,530)	(801,809)
Total distributions to shareholders	$ (38,158,572)	$ (2,357,473)
Capital share transactions:
Class A	$ 20,900,560	$ 352,323
Class C	482,385	(3,016,708)
Class I	22,754,036	27,105,326
Net increase in net assets from capital share transactions	$ 44,136,981	$ 24,440,941
Net increase in net assets	$ 1,915,951	$ 79,624,774
Net Assets
At beginning of period	$ 313,850,627	$ 234,225,853
At end of period	$315,766,578	$313,850,627
11
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 41.79	$ 33.96	$ 34.69	$ 34.84	$ 33.40	$ 29.68
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.00)(2)	$ (0.12)	$ 0.05	$ 0.09	$ 0.07	$ 0.20
Net realized and unrealized gain (loss)	(0.24)	8.28	1.07	1.85	4.59	3.68
Total income (loss) from operations	$ (0.24)	$ 8.16	$ 1.12	$ 1.94	$ 4.66	$ 3.88
Less Distributions
From net investment income	$ —	$ (0.00)(2)	$ (0.03)	$ (0.08)	$ (0.04)	$ (0.15)
From net realized gain	(5.16)	(0.33)	(1.82)	(2.01)	(3.18)	(0.01)
Total distributions	$ (5.16)	$ (0.33)	$ (1.85)	$ (2.09)	$ (3.22)	$ (0.16)
Net asset value — End of period	$ 36.39	$ 41.79	$ 33.96	$ 34.69	$ 34.84	$ 33.40
Total Return(3)	(1.22)% (4)	24.13%	3.20%	6.56%	15.04%	13.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$180,030	$183,991	$149,112	$158,005	$157,046	$159,951
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.21% (6)	1.22%	1.26%	1.30%	1.28%	1.34%
Net expenses	1.18% (6)	1.18%	1.18%	1.19%	1.21%	1.21%
Net investment income (loss)	(0.01)% (6)	(0.30)%	0.15%	0.27%	0.22%	0.64%
Portfolio Turnover	37% (4)	79%	70%	83%	62%	162%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
12
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.53	$ 22.64	$ 23.83	$ 24.65	$ 24.55	$ 21.87
Income (Loss) From Operations
Net investment loss(1)	$ (0.09)	$ (0.28)	$ (0.14)	$ (0.11)	$ (0.12)	$ (0.03)
Net realized and unrealized gain (loss)	(0.07)	5.50	0.73	1.23	3.27	2.72
Total income (loss) from operations	$ (0.16)	$ 5.22	$ 0.59	$ 1.12	$ 3.15	$ 2.69
Less Distributions
From net realized gain	$ (4.97)	$ (0.33)	$ (1.78)	$ (1.94)	$ (3.05)	$ (0.01)
Total distributions	$ (4.97)	$ (0.33)	$ (1.78)	$ (1.94)	$ (3.05)	$ (0.01)
Net asset value — End of period	$22.40	$27.53	$22.64	$ 23.83	$ 24.65	$ 24.55
Total Return(2)	(1.53)% (3)	23.20%	2.40%	5.77%	14.20%	12.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,568	$ 7,469	$ 8,787	$14,535	$17,043	$18,146
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96% (5)	1.98%	2.01%	2.05%	2.03%	2.18%
Net expenses	1.93% (5)	1.93%	1.93%	1.94%	1.96%	1.96%
Net investment loss	(0.77)% (5)	(1.05)%	(0.62)%	(0.49)%	(0.53)%	(0.12)%
Portfolio Turnover	37% (3)	79%	70%	83%	62%	162%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 50.28	$ 40.77	$ 41.25	$ 40.97	$ 38.70	$ 34.38
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.06	$ (0.03)	$ 0.16	$ 0.21	$ 0.23	$ 0.41
Net realized and unrealized gain (loss)	(0.34)	9.95	1.27	2.24	5.37	4.22
Total income (loss) from operations	$ (0.28)	$ 9.92	$ 1.43	$ 2.45	$ 5.60	$ 4.63
Less Distributions
From net investment income	$ (0.08)	$ (0.08)	$ (0.09)	$ (0.16)	$ (0.15)	$ (0.30)
From net realized gain	(5.18)	(0.33)	(1.82)	(2.01)	(3.18)	(0.01)
Total distributions	$ (5.26)	$ (0.41)	$ (1.91)	$ (2.17)	$ (3.33)	$ (0.31)
Net asset value — End of period	$ 44.74	$ 50.28	$ 40.77	$ 41.25	$ 40.97	$ 38.70
Total Return(2)	(1.08)% (3)	24.45%	3.45%	6.85%	15.48%	13.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,169	$122,391	$76,327	$46,533	$93,198	$68,748
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96% (5)	0.97%	1.01%	1.05%	1.03%	0.88%
Net expenses	0.93% (5)	0.93%	0.93%	0.91%	0.86%	0.86%
Net investment income (loss)	0.25% (5)	(0.06)%	0.40%	0.54%	0.59%	1.14%
Portfolio Turnover	37% (3)	79%	70%	83%	62%	162%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
14
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
15

Calvert
Mid-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 312,630,147(1)	$ —	$ —	$ 312,630,147
High Social Impact Investments	—	372,291	—	372,291
Short-Term Investments	—	2,756,824	—	2,756,824
Total Investments	$312,630,147	$3,129,115	$ —	$315,759,262

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
16

Calvert
Mid-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $1,048,194. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $50,452.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $193,513.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $229,809 and $35,167 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,776 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received less than $100 and $212 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $27,927 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $129,880,892 and $119,650,019, respectively.
17

Calvert
Mid-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$267,021,432
Gross unrealized appreciation	$ 53,079,262
Gross unrealized depreciation	(4,341,432)
Net unrealized appreciation	$ 48,737,830
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2022.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
7  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
18

Calvert
Mid-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

At March 31, 2022, the value of the Fund’s investment in the Notes and affiliated funds was $3,099,519, which represents 1.0% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 353,819	$ —	$ —	$ —	$ (11,124)	$ 342,695	$ 2,700	$ 360,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	5,583,915	22,919,544	(25,745,042)	(932)	(661)	2,756,824	840	2,757,099
Totals				$(932)	$(11,785)	$3,099,519	$3,540

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	208,979	$ 8,106,666	375,750	$ 15,160,623
Reinvestment of distributions	569,409	21,853,905	36,990	1,395,999
Shares redeemed	(246,115)	(9,538,193)	(465,944)	(18,704,612)
Converted from Class C	12,068	478,182	65,033	2,500,313
Net increase	544,341	$ 20,900,560	11,829	$ 352,323
Class C
Shares sold	12,023	$ 295,731	39,443	$ 1,049,807
Reinvestment of distributions	53,032	1,255,259	4,145	103,674
Shares redeemed	(24,076)	(590,423)	(62,534)	(1,669,876)
Converted to Class A	(18,992)	(478,182)	(97,920)	(2,500,313)
Net increase (decrease)	21,987	$ 482,385	(116,866)	$ (3,016,708)
Class I
Shares sold	642,037	$ 31,513,431	1,050,276	$ 50,894,880
Reinvestment of distributions	296,205	13,963,127	17,429	789,688
Shares redeemed	(485,078)	(22,722,522)	(505,501)	(24,579,242)
Net increase	453,164	$ 22,754,036	562,204	$ 27,105,326
19

Calvert
Mid-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Calvert
Mid-Cap Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
21

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

22

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
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Other important information
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23

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24210     3.31.22

Calvert
International Opportunities Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2022
Calvert
International Opportunities Fund

Calvert
International Opportunities Fund
March 31, 2022
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	(13.06)%	(5.47)%	8.18%	8.07%
Class A with 4.75% Maximum Sales Charge	—	—	(17.18)	(9.94)	7.13	7.55
Class C at NAV	07/31/2007	05/31/2007	(13.37)	(6.16)	7.39	7.36
Class C with 1% Maximum Sales Charge	—	—	(14.18)	(7.04)	7.39	7.36
Class I at NAV	05/31/2007	05/31/2007	(12.94)	(5.21)	8.49	8.46
Class R6 at NAV	02/01/2019	05/31/2007	(12.89)	(5.15)	8.53	8.48

MSCI EAFE Small/Mid Cap Index	—	—	(8.02)%	(3.96)%	6.76%	7.52%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.31%	2.06%	1.06%	0.98%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Opportunities Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
WiseTech Global, Ltd.	1.8%
RWS Holdings PLC	1.5
ATS Automation Tooling Systems, Inc.	1.5
Sdiptech AB, Class B	1.4
VGP NV	1.4
Volution Group PLC	1.4
Vanguard MSCI Australian Small Companies Index ETF	1.4
Ashtead Group PLC	1.4
Diploma PLC	1.3
Aalberts NV	1.3
Total	14.4%

*	Excludes cash and cash equivalents.

3

Calvert
International Opportunities Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI EAFE Small/Mid Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
International Opportunities Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 869.40	$ 6.06	1.30%
Class C	$1,000.00	$ 866.30	$ 9.54	2.05%
Class I	$1,000.00	$ 870.60	$ 4.90	1.05%
Class R6	$1,000.00	$ 871.10	$ 4.52	0.97%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.45	$ 6.54	1.30%
Class C	$1,000.00	$1,014.71	$10.30	2.05%
Class I	$1,000.00	$1,019.70	$ 5.29	1.05%
Class R6	$1,000.00	$1,020.09	$ 4.89	0.97%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Calvert
International Opportunities Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Australia — 5.8%
Bapcor, Ltd.	676,173	$ 3,223,055
BlueScope Steel, Ltd.	89,851	1,397,192
carsales.com, Ltd.	322,420	4,991,482
Dexus	473,292	3,863,326
Steadfast Group, Ltd.	1,284,706	4,575,050
WiseTech Global, Ltd.	210,124	7,908,811
		$ 25,958,916
Austria — 2.0%
ams-OSRAM AG(1)	302,961	$ 4,637,423
BAWAG Group AG(2)	87,873	4,433,990
		$ 9,071,413
Belgium — 3.8%
Azelis Group NV(1)	225,046	$ 5,428,765
KBC Group NV	28,666	2,056,761
VGP NV	25,062	6,414,499
Xior Student Housing NV	58,956	3,293,003
		$ 17,193,028
Canada — 3.1%
Agnico Eagle Mines, Ltd.	30,932	$ 1,892,811
ATS Automation Tooling Systems, Inc.(1)	187,304	6,757,118
CAE, Inc.(1)	103,759	2,700,730
TMX Group, Ltd.	24,037	2,472,245
		$ 13,822,904
France — 0.6%
Rubis SCA	89,601	$ 2,633,630
		$ 2,633,630
Germany — 1.3%
Jenoptik AG	100,464	$ 3,022,644
Norma Group SE	95,015	2,728,268
		$ 5,750,912
Ireland — 1.4%
Irish Residential Properties REIT PLC	1,972,872	$ 3,171,194
Kerry Group PLC, Class A	29,005	3,240,661
		$ 6,411,855
Italy — 7.3%
Amplifon SpA	101,465	$ 4,515,682
BFF Bank SpA(2)	688,071	5,107,594
DiaSorin SpA	32,419	5,063,623
FinecoBank Banca Fineco SpA	369,009	5,597,897
Security	Shares	Value
Italy (continued)
Interpump Group SpA(3)	55,199	$ 2,766,003
MARR SpA	299,958	4,955,836
Moncler SpA	89,881	4,986,763
		$ 32,993,398
Japan — 24.7%
As One Corp.	88,600	$ 5,228,047
Asahi Intecc Co., Ltd.	244,400	4,767,912
Chiba Bank, Ltd. (The)	450,882	2,651,059
Cosmos Pharmaceutical Corp.	32,200	3,902,596
Dip Corp.	93,200	2,541,912
Fukuoka Financial Group, Inc.	142,808	2,755,611
Goldwin, Inc.	54,400	2,751,254
JMDC, Inc.(1)	91,600	4,993,193
Kewpie Corp.	105,033	2,012,503
Kose Corp.	27,661	2,894,047
K's Holdings Corp.	419,405	4,322,894
Kuraray Co., Ltd.	509,340	4,384,392
Kyoritsu Maintenance Co., Ltd.	131,078	4,928,173
LaSalle Logiport REIT	2,128	3,060,802
Lion Corp.(3)	356,506	3,973,317
Makita Corp.	97,485	3,119,187
Mitsubishi Research Institute, Inc.	176,800	5,777,302
Mitsui Fudosan Logistics Park, Inc.	723	3,409,413
Miura Co., Ltd.	216,386	5,331,636
Nohmi Bosai, Ltd.	315,380	5,020,560
Nomura Co., Ltd.(3)	594,684	4,457,404
Sakata Seed Corp.	114,337	3,466,001
Sankyu, Inc.	115,032	3,749,377
Sanwa Holdings Corp.	549,500	5,561,346
Ship Healthcare Holdings, Inc.	101,976	1,652,064
SUMCO Corp.	271,828	4,448,448
Tosei Corp.	504,000	4,805,179
Yamaha Corp.	119,262	5,182,658
		$111,148,287
Luxembourg — 0.3%
APERAM S.A.	30,888	$ 1,365,153
		$ 1,365,153
Netherlands — 4.9%
Aalberts NV	111,507	$ 5,778,991
BE Semiconductor Industries NV	42,229	3,599,739
Euronext NV(2)	44,917	4,080,603
IMCD NV	31,731	5,413,066
NN Group NV	62,213	3,152,876
		$ 22,025,275

6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	161,863	$ 2,716,091
		$ 2,716,091
Norway — 1.6%
Norsk Hydro ASA	138,149	$ 1,342,238
SmartCraft ASA(1)	2,011,401	4,070,853
SpareBank 1 SR-Bank ASA	124,429	1,894,117
		$ 7,307,208
Portugal — 0.6%
NOS SGPS S.A.	605,195	$ 2,549,993
		$ 2,549,993
Singapore — 2.3%
Daiwa House Logistics Trust(1)	7,715,880	$ 4,806,008
Frasers Logistics & Commercial Trust	2,602,100	2,790,849
XP Power, Ltd.	61,836	2,809,492
		$ 10,406,349
Spain — 1.8%
Acciona S.A.	18,615	$ 3,557,980
Inmobiliaria Colonial Socimi S.A.	495,790	4,519,558
		$ 8,077,538
Sweden — 7.2%
AddTech AB, Class B	131,281	$ 2,520,373
Autoliv, Inc.	46,937	3,587,864
Boliden AB	63,602	3,208,415
Bravida Holding AB(2)	420,252	4,832,317
Bufab AB	105,384	3,745,036
Indutrade AB	178,197	4,481,505
Lagercrantz Group AB, Class B	327,490	3,705,706
Sdiptech AB, Class B(1)	168,912	6,477,340
		$ 32,558,556
Switzerland — 4.3%
Galenica AG(2)	37,992	$ 2,924,861
Logitech International S.A.	50,733	3,771,092
PolyPeptide Group AG(1)(2)	43,913	3,474,096
Straumann Holding AG	3,119	4,980,065
VZ Holding AG	41,998	3,972,724
		$ 19,122,838
United Kingdom — 22.8%
Abcam PLC(1)	256,384	$ 4,634,160
Ashtead Group PLC	96,056	6,048,108
Bellway PLC	72,728	2,311,893
Bodycote PLC	260,860	2,153,985
Security	Shares	Value
United Kingdom (continued)
Capital & Counties Properties PLC	1,623,679	$ 3,705,148
Compass Group PLC	115,620	2,488,153
Cranswick PLC	111,542	5,148,610
Dechra Pharmaceuticals PLC	78,436	4,164,328
Diploma PLC	173,553	5,958,209
Dr. Martens PLC	895,225	2,783,307
Games Workshop Group PLC	53,422	5,079,980
Greggs PLC	127,780	4,103,985
Halma PLC	114,025	3,730,567
Howden Joinery Group PLC	479,275	4,804,745
InterContinental Hotels Group PLC	74,279	5,023,827
JTC PLC(2)(3)	344,651	3,811,028
Judges Scientific PLC	54,512	4,898,625
Nomad Foods, Ltd.(1)	105,820	2,389,416
RWS Holdings PLC	1,407,439	6,830,784
St. James's Place PLC	246,891	4,654,730
Volution Group PLC	1,163,187	6,349,321
Watches of Switzerland Group PLC(1)(2)	281,170	4,178,357
Weir Group PLC (The)	138,224	2,949,682
Wise PLC(1)	665,731	4,304,340
		$102,505,288
Total Common Stocks (identified cost $414,242,553)		$433,618,632

Exchange-Traded Funds — 2.6%

Security	Shares	Value
Equity Funds — 2.6%
iShares MSCI Hong Kong ETF(3)	158,386	$ 3,574,772
iShares MSCI Singapore ETF(3)	85,912	1,790,406
Vanguard MSCI Australian Small Companies Index ETF	116,383	6,239,391
Total Exchange-Traded Funds (identified cost $11,283,058)		$ 11,604,569

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 533,081
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(5)(6)	11	10,631
Total High Social Impact Investments (identified cost $571,108)		$ 543,712

7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.1%

Affiliated Fund — 1.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(7)	5,684,558	$ 5,683,990
Total Affiliated Fund (identified cost $5,683,554)		$ 5,683,990

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(8)	3,899,985	$ 3,899,985
Total Securities Lending Collateral (identified cost $3,899,985)		$ 3,899,985
Total Short-Term Investments (identified cost $9,583,539)		$ 9,583,975

Total Investments — 101.2% (identified cost $435,680,258)	$ 455,350,888
Other Assets, Less Liabilities — (1.2)%	$ (5,514,171)
Net Assets — 100.0%	$ 449,836,717

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $32,842,846 or 7.3% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $6,032,457.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $543,712, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(7)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	26.4%
Consumer Discretionary	12.2
Information Technology	12.0
Financials	11.4
Health Care	10.9
Real Estate	9.8
Consumer Staples	7.1
Materials	3.0
Exchange-Traded Funds	2.6
Communication Services	2.2
Utilities	1.4
High Social Impact Investments	0.1
Total	99.1%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	11,108
8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $429,436,704) - including $6,032,457 of securities on loan	$ 449,133,817
Investments in securities of affiliated issuers, at value (identified cost $6,243,554)	6,217,071
Cash denominated in foreign currency, at value (cost $10,657)	10,625
Receivable for investments sold	2,015,893
Receivable for capital shares sold	997,933
Dividends and interest receivable	1,242,504
Dividends and interest receivable - affiliated	2,829
Securities lending income receivable	7,975
Tax reclaims receivable	510,708
Directors' deferred compensation plan	207,404
Total assets	$460,346,759
Liabilities
Payable for investments purchased	$ 5,443,359
Payable for capital shares redeemed	411,804
Deposits for securities loaned	3,899,985
Payable to affiliates:
Investment advisory fee	285,773
Administrative fee	45,724
Distribution and service fees	21,989
Sub-transfer agency fee	8,756
Directors' deferred compensation plan	207,404
Other	11,386
Accrued expenses	173,862
Total liabilities	$ 10,510,042
Net Assets	$449,836,717
Sources of Net Assets
Paid-in capital	$ 426,225,412
Distributable earnings	23,611,305
Net Assets	$449,836,717
Class A Shares
Net Assets	$ 83,147,040
Shares Outstanding	4,560,949
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.23
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 19.14
Class C Shares
Net Assets	$ 5,267,166
Shares Outstanding	297,134
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.73
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 304,713,273
Shares Outstanding	17,110,825
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.81
Class R6 Shares
Net Assets	$ 56,709,238
Shares Outstanding	3,185,944
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $363,124)	$ 4,380,748
Dividend income - affiliated issuers	2,610
Interest income	553
Interest income - affiliated issuers	4,200
Securities lending income, net	44,467
Total investment income	$ 4,432,578
Expenses
Investment advisory fee	$ 1,871,789
Administrative fee	299,486
Distribution and service fees:
Class A	113,491
Class C	29,653
Directors' fees and expenses	9,467
Custodian fees	29,468
Transfer agency fees and expenses	207,042
Accounting fees	63,164
Professional fees	17,888
Registration fees	46,056
Reports to shareholders	17,240
Miscellaneous	29,856
Total expenses	$ 2,734,600
Net investment income	$ 1,697,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 8,351,547
Investment securities - affiliated issuers	(685)
Foreign currency transactions	25,556
Net realized gain	$ 8,376,418
Change in unrealized appreciation (depreciation):
Investment securities	$ (77,317,819)
Investment securities - affiliated issuers	(17,775)
Foreign currency	(18,324)
Net change in unrealized appreciation (depreciation)	$(77,353,918)
Net realized and unrealized loss	$(68,977,500)
Net decrease in net assets from operations	$(67,279,522)
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,697,978	$ 2,644,080
Net realized gain	8,376,418	65,782,386
Net change in unrealized appreciation (depreciation)	(77,353,918)	31,295,662
Net increase (decrease) in net assets from operations	$ (67,279,522)	$ 99,722,128
Distributions to shareholders:
Class A	$ (6,524,091)	$ (413,572)
Class C	(390,242)	—
Class I	(26,006,670)	(2,243,218)
Class R6	(4,768,045)	(497,493)
Total distributions to shareholders	$ (37,689,048)	$ (3,154,283)
Capital share transactions:
Class A	$ 9,857,555	$ 5,722,020
Class C	207,419	(555,571)
Class I	28,067,469	29,139,228
Class R6	1,641,416	6,866,062
Net increase in net assets from capital share transactions	$ 39,773,859	$ 41,171,739
Net increase (decrease) in net assets	$ (65,194,711)	$137,739,584
Net Assets
At beginning of period	$ 515,031,428	$ 377,291,844
At end of period	$449,836,717	$515,031,428
12
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 22.54	$ 18.01	$ 16.18	$ 18.86	$ 18.70	$ 14.78
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.08	$ 0.07	$ 0.18	$ 0.17	$ 0.03
Net realized and unrealized gain (loss)	(2.80)	4.56	1.95	(1.51)	1.20	4.04
Total income (loss) from operations	$ (2.75)	$ 4.64	$ 2.02	$ (1.33)	$ 1.37	$ 4.07
Less Distributions
From net investment income	$ (0.27)	$ (0.11)	$ (0.19)	$ (0.23)	$ (0.24)	$ (0.15)
From net realized gain	(1.29)	—	—	(1.12)	(0.97)	—
Total distributions	$ (1.56)	$ (0.11)	$ (0.19)	$ (1.35)	$ (1.21)	$ (0.15)
Net asset value — End of period	$ 18.23	$ 22.54	$ 18.01	$ 16.18	$ 18.86	$ 18.70
Total Return(2)	(13.06)% (3)	25.83%	12.57%	(6.77)%	7.62%	27.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,147	$92,236	$68,940	$64,070	$65,994	$50,552
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.30% (5)	1.30%	1.32%	1.37%	1.38%	1.48%
Net expenses	1.30% (5)	1.30%	1.32%	1.35%	1.38%	1.48%
Net investment income	0.48% (5)	0.36%	0.42%	1.15%	0.91%	0.18%
Portfolio Turnover	21% (3)	54%	62%	60%	60%	158%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 21.87	$ 17.51	$ 15.74	$ 18.37	$ 18.29	$ 14.43
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ (0.08)	$ (0.06)	$ 0.06	$ 0.03	$ (0.04)
Net realized and unrealized gain (loss)	(2.72)	4.44	1.90	(1.47)	1.18	3.91
Total income (loss) from operations	$ (2.75)	$ 4.36	$ 1.84	$ (1.41)	$ 1.21	$ 3.87
Less Distributions
From net investment income	$ (0.10)	$ —	$ (0.07)	$ (0.10)	$ (0.16)	$ (0.01)
From net realized gain	(1.29)	—	—	(1.12)	(0.97)	—
Total distributions	$ (1.39)	$ —	$ (0.07)	$ (1.22)	$ (1.13)	$ (0.01)
Net asset value — End of period	$ 17.73	$21.87	$17.51	$15.74	$18.37	$18.29
Total Return(2)	(13.37)% (3)	24.90%	11.68%	(7.49)%	6.92%	26.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,267	$ 6,260	$ 5,527	$ 6,532	$ 7,603	$ 5,850
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.05% (5)	2.05%	2.08%	2.12%	2.13%	2.61%
Net expenses	2.05% (5)	2.05%	2.08%	2.10%	2.13%	2.30%
Net investment income (loss)	(0.27)% (5)	(0.40)%	(0.37)%	0.38%	0.18%	(0.24)%
Portfolio Turnover	21% (3)	54%	62%	60%	60%	158%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
14
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 22.08	$ 17.64	$ 15.86	$ 18.52	$ 18.42	$ 14.56
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.13	$ 0.11	$ 0.22	$ 0.23	$ 0.17
Net realized and unrealized gain (loss)	(2.73)	4.47	1.90	(1.49)	1.17	3.90
Total income (loss) from operations	$ (2.66)	$ 4.60	$ 2.01	$ (1.27)	$ 1.40	$ 4.07
Less Distributions
From net investment income	$ (0.32)	$ (0.16)	$ (0.23)	$ (0.27)	$ (0.33)	$ (0.21)
From net realized gain	(1.29)	—	—	(1.12)	(0.97)	—
Total distributions	$ (1.61)	$ (0.16)	$ (0.23)	$ (1.39)	$ (1.30)	$ (0.21)
Net asset value — End of period	$ 17.81	$ 22.08	$ 17.64	$ 15.86	$ 18.52	$ 18.42
Total Return(2)	(12.94)% (3)	26.17%	12.77%	(6.50)%	7.95%	28.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$304,713	$348,044	$254,350	$222,546	$230,748	$115,698
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05% (5)	1.05%	1.07%	1.12%	1.13%	1.07%
Net expenses	1.05% (5)	1.05%	1.07%	1.10%	1.13%	1.07%
Net investment income	0.73% (5)	0.62%	0.67%	1.41%	1.23%	1.06%
Portfolio Turnover	21% (3)	54%	62%	60%	60%	158%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
15
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 22.07	$ 17.64	$ 15.86	$ 15.14
Income (Loss) From Operations
Net investment income(2)	$ 0.08	$ 0.14	$ 0.12	$ 0.16
Net realized and unrealized gain (loss)	(2.72)	4.46	1.91	0.56
Total income (loss) from operations	$ (2.64)	$ 4.60	$ 2.03	$ 0.72
Less Distributions
From net investment income	$ (0.34)	$ (0.17)	$ (0.25)	$ —
From net realized gain	(1.29)	—	—	—
Total distributions	$ (1.63)	$ (0.17)	$ (0.25)	$ —
Net asset value — End of period	$ 17.80	$ 22.07	$ 17.64	$ 15.86
Total Return(3)	(12.89)% (4)	26.21%	12.87%	4.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,709	$68,492	$48,475	$43,489
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.97% (6)	0.97%	1.00%	1.08% (6)
Net expenses	0.97% (6)	0.97%	1.00%	1.05% (6)
Net investment income	0.81% (6)	0.69%	0.74%	1.53% (6)
Portfolio Turnover	21% (4)	54%	62%	60% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
17

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 25,958,916	$ —	$ 25,958,916
Austria	—	9,071,413	—	9,071,413
Belgium	—	17,193,028	—	17,193,028
Canada	13,822,904	—	—	13,822,904
France	—	2,633,630	—	2,633,630
Germany	—	5,750,912	—	5,750,912
Ireland	—	6,411,855	—	6,411,855
Italy	—	32,993,398	—	32,993,398
Japan	—	111,148,287	—	111,148,287
Luxembourg	—	1,365,153	—	1,365,153
Netherlands	—	22,025,275	—	22,025,275
New Zealand	—	2,716,091	—	2,716,091
Norway	—	7,307,208	—	7,307,208
Portugal	—	2,549,993	—	2,549,993
Singapore	—	10,406,349	—	10,406,349
Spain	—	8,077,538	—	8,077,538
Sweden	3,587,864	28,970,692	—	32,558,556
Switzerland	—	19,122,838	—	19,122,838
United Kingdom	2,389,416	100,115,872	—	102,505,288
Total Common Stocks	$19,800,184	$413,818,448 (1)	$ —	$433,618,632
Exchange-Traded Funds	$ 5,365,178	$ 6,239,391	$ —	$ 11,604,569
High Social Impact Investments	—	543,712	—	543,712
Short-Term Investments:
Affiliated Fund	—	5,683,990	—	5,683,990
Securities Lending Collateral	3,899,985	—	—	3,899,985
Total Investments	$29,065,347	$426,285,541	$ —	$455,350,888

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
18

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $1,871,789. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
19

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. Effective October 1, 2021, EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), in rendering investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, no expenses were waived or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $299,486.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $113,491 and $29,653 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $9,649 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $764 and $251 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $10,658 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $117,001,695 and $104,453,710, respectively.
20

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$440,248,831
Gross unrealized appreciation	$ 53,060,226
Gross unrealized depreciation	(37,958,169)
Net unrealized appreciation	$ 15,102,057
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $6,032,457 and the total value of collateral received was $6,370,284, comprised of cash of $3,899,985 and U.S. government and/or agencies securities of $2,470,299.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 43,760	$ —	$ —	$ —	$ 43,760
Exchange-Traded Funds	3,856,225	—	—	—	3,856,225
Total	$3,899,985	$ —	$ —	$ —	$3,899,985
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2022.
21

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2022, the value of the Fund’s investment in the Notes and affiliated funds was $6,217,071, which represents 1.4% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 550,385	$ —	$ —	$ —	$ (17,304)	$ 533,081	$ 4,200	$ 560,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	9,284,016	53,705,807	(57,304,677)	(685)	(471)	5,683,990	2,610	5,684,558
Totals				$(685)	$(17,775)	$6,217,071	$6,810

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	450,900	$ 9,337,748	760,083	$ 16,175,778
Reinvestment of distributions	304,379	6,349,351	19,781	396,014
Shares redeemed	(294,622)	(5,984,666)	(541,451)	(11,369,638)
Converted from Class C	7,594	155,122	26,177	519,866
Net increase	468,251	$ 9,857,555	264,590	$ 5,722,020
Class C
Shares sold	12,579	$ 253,024	34,930	$ 722,561
Reinvestment of distributions	16,712	339,750	—	—
Shares redeemed	(10,611)	(230,233)	(37,361)	(758,266)
Converted to Class A	(7,820)	(155,122)	(26,938)	(519,866)
Net increase (decrease)	10,860	$ 207,419	(29,369)	$ (555,571)
Class I
Shares sold	2,468,005	$ 49,750,183	5,018,088	$103,872,491
Reinvestment of distributions	1,144,540	23,314,281	101,329	1,984,025
Shares redeemed	(2,266,378)	(44,996,995)	(3,771,380)	(76,717,288)
Net increase	1,346,167	$ 28,067,469	1,348,037	$ 29,139,228
22

Calvert
International Opportunities Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class R6
Shares sold	314,025	$ 6,447,180	564,906	$ 11,061,998
Reinvestment of distributions	234,302	4,768,045	25,434	497,493
Shares redeemed	(465,287)	(9,573,809)	(235,237)	(4,693,429)
Net increase	83,040	$ 1,641,416	355,103	$ 6,866,062
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Calvert
International Opportunities Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24212     3.31.22

Calvert
International Equity Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
International Equity Fund

Calvert
International Equity Fund
March 31, 2022
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	(5.85)%	(0.41)%	9.46%	6.61%
Class A with 4.75% Maximum Sales Charge	—	—	(10.33)	(5.14)	8.40	6.09
Class C at NAV	03/01/1994	07/02/1992	(6.27)	(1.21)	8.64	5.91
Class C with 1% Maximum Sales Charge	—	—	(7.14)	(2.13)	8.64	5.91
Class I at NAV	02/26/1999	07/02/1992	(5.78)	(0.20)	9.79	7.07
Class R6 at NAV	03/07/2019	07/02/1992	(5.75)	(0.13)	9.82	7.09

MSCI EAFE Index	—	—	(3.38)%	1.16%	6.71%	6.27%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.20%	1.95%	0.95%	0.91%
Net	1.14	1.89	0.89	0.85
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Equity Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Nestle S.A.	5.6%
AstraZeneca PLC	3.8
Iberdrola S.A.	3.8
Sanofi	3.5
RELX PLC	3.3
ASML Holding NV	3.1
Compass Group PLC	3.0
adidas AG	3.0
AIA Group, Ltd.	3.0
Reckitt Benckiser Group PLC	3.0
Total	35.1%

*	Excludes cash and cash equivalents.

3

Calvert
International Equity Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
International Equity Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 941.50	$5.52 **	1.14%
Class C	$1,000.00	$ 937.30	$9.13 **	1.89%
Class I	$1,000.00	$ 942.20	$4.31 **	0.89%
Class R6	$1,000.00	$ 942.50	$4.12 **	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.25	$5.74 **	1.14%
Class C	$1,000.00	$1,015.51	$9.50 **	1.89%
Class I	$1,000.00	$1,020.49	$4.48 **	0.89%
Class R6	$1,000.00	$1,020.69	$4.28 **	0.85%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
5

Calvert
International Equity Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 2.7%
CSL, Ltd.	117,030	$ 23,364,172
		$ 23,364,172
Belgium — 2.3%
KBC Group NV	274,407	$ 19,688,470
		$ 19,688,470
Denmark — 2.5%
Novo Nordisk A/S, Class B	194,247	$ 21,545,115
		$ 21,545,115
France — 10.8%
LVMH Moet Hennessy Louis Vuitton SE	29,620	$ 21,142,717
Safran S.A.	174,672	20,565,088
Sanofi	298,777	30,546,837
Schneider Electric SE	132,022	22,165,216
		$ 94,419,858
Germany — 7.2%
adidas AG	113,318	$ 26,406,027
Infineon Technologies AG	391,314	13,238,154
Siemens AG	168,375	23,314,424
		$ 62,958,605
Hong Kong — 3.0%
AIA Group, Ltd.	2,493,705	$ 26,038,962
		$ 26,038,962
India — 1.9%
HDFC Bank, Ltd.	864,614	$ 16,648,337
		$ 16,648,337
Ireland — 1.8%
Kingspan Group PLC	159,349	$ 15,575,847
		$ 15,575,847
Japan — 9.8%
Keyence Corp.	25,567	$ 11,855,480
Kose Corp.	108,400	11,341,407
Olympus Corp.	831,200	15,753,390
Recruit Holdings Co., Ltd.	350,507	15,228,483
SMC Corp.	20,900	11,682,973
Yamaha Corp.	454,500	19,750,785
		$ 85,612,518
Security	Shares	Value
Netherlands — 3.1%
ASML Holding NV	40,124	$ 26,811,718
		$ 26,811,718
New Zealand — 1.6%
Fisher & Paykel Healthcare Corp., Ltd.	832,942	$ 13,976,922
		$ 13,976,922
Singapore — 2.5%
DBS Group Holdings, Ltd.	847,028	$ 22,193,999
		$ 22,193,999
South Africa — 1.3%
Vodacom Group, Ltd.	1,050,329	$ 11,477,182
		$ 11,477,182
Spain — 5.6%
Amadeus IT Group S.A.(1)	246,013	$ 15,995,281
Iberdrola S.A.	3,024,350	33,056,051
		$ 49,051,332
Sweden — 5.7%
Assa Abloy AB, Class B	576,667	$ 15,500,568
Indutrade AB	609,729	15,334,173
Svenska Handelsbanken AB, Class A(2)	2,038,754	18,747,229
		$ 49,581,970
Switzerland — 9.5%
Lonza Group AG	30,917	$ 22,402,560
Nestle S.A.	377,828	49,124,692
Straumann Holding AG	6,741	10,763,264
		$ 82,290,516
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,593	$ 10,175,046
		$ 10,175,046
United Kingdom — 26.4%
Abcam PLC(1)	776,390	$ 14,033,308
Ashtead Group PLC	179,379	11,294,490
AstraZeneca PLC	251,949	33,411,688
Compass Group PLC	1,229,164	26,451,718
Halma PLC	466,645	15,267,271
InterContinental Hotels Group PLC	300,919	20,352,522
London Stock Exchange Group PLC	200,639	20,922,742
Reckitt Benckiser Group PLC	339,096	25,868,246
RELX PLC	913,457	28,424,706
Vodafone Group PLC	12,859,399	21,086,639

6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Weir Group PLC (The)	593,715	$ 12,669,799
		$229,783,129
Total Common Stocks (identified cost $776,756,541)		$861,193,698

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$880	$ 837,698
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(5)	22	21,072
Total High Social Impact Investments (identified cost $902,017)		$ 858,770

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Venture Capital — 0.0%(6)
Bioceptive, Inc.:
Series A(1)(4)(7)	582,574	$ 0
Series B(1)(4)(7)	40,523	0
FINAE, Series D(1)(4)(7)	2,597,442	130,590
Total Preferred Stocks (identified cost $491,304)		$ 130,590

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Africa Renewable Energy Fund L.P.(1)(4)(7)	$ 1,195,190
Emerald Sustainability Fund I L.P.(1)(4)(7)	54,112
gNet Defta Development Holding LLC(1)(3)(4)(7)	224,649
SEAF India International Growth Fund L.P.(1)(4)(7)	937
Total Venture Capital Limited Partnership Interests (identified cost $1,980,867)	$ 1,474,888

Short-Term Investments — 0.0%(6)

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(8)	551,434	$ 551,379
Total Short-Term Investments (identified cost $551,379)		$ 551,379

Total Investments — 99.2% (identified cost $780,682,108)	$864,209,325
Other Assets, Less Liabilities — 0.8%	$ 6,651,162
Net Assets — 100.0%	$870,860,487

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $2,067,640.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $2,464,248, which represents 0.3% of the net assets of the Fund as of March 31, 2022.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(8)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.0%
Health Care	21.3
Financials	14.3
Consumer Discretionary	13.1
Information Technology	10.7
Consumer Staples	9.9
Utilities	3.8
Communication Services	3.8
Venture Capital	0.2
High Social Impact Investments	0.1
Total	99.2%

7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	22,017
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	200,375

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $778,850,729) - including $2,067,640 of securities on loan	$ 862,595,599
Investments in securities of affiliated issuers, at value (identified cost $1,831,379)	1,613,726
Cash denominated in foreign currency, at value (cost $990,001)	975,391
Receivable for investments sold	8,190,120
Receivable for capital shares sold	1,400,045
Dividends and interest receivable	1,077,254
Dividends and interest receivable - affiliated	4,531
Securities lending income receivable	9,325
Tax reclaims receivable	961,297
Receivable from affiliates	42,206
Directors' deferred compensation plan	142,705
Other assets	1,077
Total assets	$877,013,276
Liabilities
Payable for investments purchased	$ 4,250,803
Payable for capital shares redeemed	604,638
Payable for foreign capital gains taxes	289,164
Payable to affiliates:
Investment advisory fee	480,492
Administrative fee	86,942
Distribution and service fees	43,515
Sub-transfer agency fee	24,093
Directors' deferred compensation plan	142,705
Accrued expenses	230,437
Total liabilities	$ 6,152,789
Commitments and contingent liabilities (Note 10)
Net Assets	$870,860,487
Sources of Net Assets
Paid-in capital	$ 776,895,288
Distributable earnings	93,965,199
Net Assets	$870,860,487
Class A Shares
Net Assets	$ 204,439,193
Shares Outstanding	9,252,438
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.10
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 23.20
Class C Shares
Net Assets	$ 6,316,984
Shares Outstanding	339,770
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.59
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 498,482,741
Shares Outstanding	21,007,204
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.73
Class R6 Shares
Net Assets	$ 161,621,569
Shares Outstanding	6,823,002
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $998,950)	$ 6,782,911
Dividend income - affiliated issuers	1,953
Non-cash dividend income	522,647
Interest income	43
Interest income - affiliated issuers	6,600
Securities lending income, net	117,876
Total investment income	$ 7,432,030
Expenses
Investment advisory fee	$ 2,983,907
Administrative fee	540,519
Distribution and service fees:
Class A	235,367
Class C	35,752
Directors' fees and expenses	17,422
Custodian fees	48,969
Transfer agency fees and expenses	380,048
Accounting fees	104,069
Professional fees	24,128
Registration fees	63,045
Reports to shareholders	17,746
Miscellaneous	29,876
Total expenses	$ 4,480,848
Waiver and/or reimbursement of expenses by affiliates	$ (228,519)
Net expenses	$ 4,252,329
Net investment income	$ 3,179,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $6,577)	$ 20,408,712
Investment securities - affiliated issuers	1,249
Foreign currency transactions	(11,668)
Net realized gain	$ 20,398,293
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $289,164)	$ (77,239,636)
Investment securities - affiliated issuers	(34,711)
Foreign currency	(27,422)
Net change in unrealized appreciation (depreciation)	$(77,301,769)
Net realized and unrealized loss	$(56,903,476)
Net decrease in net assets from operations	$(53,723,775)
11
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,179,701	$ 4,502,444
Net realized gain	20,398,293	56,441,711
Net change in unrealized appreciation (depreciation)	(77,301,769)	86,903,672
Net increase (decrease) in net assets from operations	$ (53,723,775)	$147,847,827
Distributions to shareholders:
Class A	$ (11,969,862)	$ (313,091)
Class C	(506,133)	—
Class I	(34,004,747)	(1,619,435)
Class R6	(10,457,460)	(712,823)
Total distributions to shareholders	$ (56,938,202)	$ (2,645,349)
Capital share transactions:
Class A	$ 36,533,943	$ 18,954,832
Class C	(237,572)	5,633
Class I	39,900,047	164,196,275
Class R6	22,159,242	8,652,717
Net increase in net assets from capital share transactions	$ 98,355,660	$191,809,457
Net increase (decrease) in net assets	$ (12,306,317)	$337,011,935
Net Assets
At beginning of period	$ 883,166,804	$ 546,154,869
At end of period	$870,860,487	$883,166,804
12
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 25.06	$ 20.35	$ 18.18	$ 17.53	$ 17.10	$ 15.49
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.08	$ 0.06	$ 0.22	$ 0.19	$ 0.17
Net realized and unrealized gain (loss)	(1.42)	4.67	2.30	0.61	0.50	1.84
Total income (loss) from operations	$ (1.36)	$ 4.75	$ 2.36	$ 0.83	$ 0.69	$ 2.01
Less Distributions
From net investment income	$ (0.23)	$ (0.04)	$ (0.19)	$ (0.18)	$ (0.26)	$ (0.40)
From net realized gain	(1.37)	—	—	—	—	—
Total distributions	$ (1.60)	$ (0.04)	$ (0.19)	$ (0.18)	$ (0.26)	$ (0.40)
Net asset value — End of period	$ 22.10	$ 25.06	$ 20.35	$ 18.18	$ 17.53	$ 17.10
Total Return(2)	(5.85)% (3)	23.38%	13.02%	4.93%	4.02%	13.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$204,439	$190,998	$138,810	$112,923	$114,915	$126,669
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.19% (5)	1.20%	1.27%	1.46%	1.47%	1.58%
Net expenses	1.14% (5)	1.14%	1.14%	1.27%	1.32%	1.35%
Net investment income	0.53% (5)	0.34%	0.33%	1.26%	1.09%	1.08%
Portfolio Turnover	24% (3)	38%	47%	51%	48%	138%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 21.28	$ 17.37	$ 15.54	$ 15.00	$ 14.68	$ 13.31
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ (0.09)	$ (0.07)	$ 0.03	$ 0.06	$ 0.05
Net realized and unrealized gain (loss)	(1.20)	4.00	1.96	0.58	0.42	1.59
Total income (loss) from operations	$ (1.23)	$ 3.91	$ 1.89	$ 0.61	$ 0.48	$ 1.64
Less Distributions
From net investment income	$ (0.09)	$ —	$ (0.06)	$ (0.07)	$ (0.16)	$ (0.27)
From net realized gain	(1.37)	—	—	—	—	—
Total distributions	$ (1.46)	$ —	$ (0.06)	$ (0.07)	$ (0.16)	$ (0.27)
Net asset value — End of period	$18.59	$21.28	$17.37	$15.54	$ 15.00	$ 14.68
Total Return(2)	(6.27)% (3)	22.51%	12.17%	4.15%	3.23%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,317	$ 7,485	$ 6,157	$ 6,122	$11,149	$12,013
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.95% (5)	1.95%	2.02%	2.21%	2.22%	2.54%
Net expenses	1.89% (5)	1.89%	1.89%	2.03%	2.07%	2.10%
Net investment income (loss)	(0.26)% (5)	(0.42)%	(0.43)%	0.23%	0.39%	0.35%
Portfolio Turnover	24% (3)	38%	47%	51%	48%	138%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
14
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 26.83	$ 21.77	$ 19.43	$ 18.72	$ 18.24	$ 16.53
Income (Loss) From Operations
Net investment income(1)	$ 0.10	$ 0.16	$ 0.13	$ 0.28	$ 0.27	$ 0.21
Net realized and unrealized gain (loss)	(1.54)	5.00	2.45	0.66	0.53	2.01
Total income (loss) from operations	$ (1.44)	$ 5.16	$ 2.58	$ 0.94	$ 0.80	$ 2.22
Less Distributions
From net investment income	$ (0.29)	$ (0.10)	$ (0.24)	$ (0.23)	$ (0.32)	$ (0.51)
From net realized gain	(1.37)	—	—	—	—	—
Total distributions	$ (1.66)	$ (0.10)	$ (0.24)	$ (0.23)	$ (0.32)	$ (0.51)
Net asset value — End of period	$ 23.73	$ 26.83	$ 21.77	$ 19.43	$ 18.72	$ 18.24
Total Return(2)	(5.78)% (3)	23.75%	13.31%	5.25%	4.37%	13.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$498,483	$524,521	$279,039	$82,261	$64,739	$72,503
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94% (5)	0.95%	1.02%	1.20%	1.22%	1.06%
Net expenses	0.89% (5)	0.89%	0.89%	0.98%	0.95%	0.96%
Net investment income	0.75% (5)	0.63%	0.61%	1.52%	1.44%	1.28%
Portfolio Turnover	24% (3)	38%	47%	51%	48%	138%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
15
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 26.80	$ 21.76	$ 19.44	$ 17.79
Income (Loss) From Operations
Net investment income(2)	$ 0.10	$ 0.16	$ 0.13	$ 0.28
Net realized and unrealized gain (loss)	(1.53)	5.00	2.46	1.37
Total income (loss) from operations	$ (1.43)	$ 5.16	$ 2.59	$ 1.65
Less Distributions
From net investment income	$ (0.31)	$ (0.12)	$ (0.27)	$ —
From net realized gain	(1.37)	—	—	—
Total distributions	$ (1.68)	$ (0.12)	$ (0.27)	$ —
Net asset value — End of period	$ 23.69	$ 26.80	$ 21.76	$ 19.44
Total Return(3)	(5.75)% (4)	23.79%	13.34%	9.27% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,622	$160,163	$122,150	$49,332
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.90% (6)	0.91%	0.98%	1.14% (6)
Net expenses	0.85% (6)	0.85%	0.85%	0.96% (6)
Net investment income	0.80% (6)	0.63%	0.64%	2.62% (6)
Portfolio Turnover	24% (4)	38%	47%	51% (7)

(1)	For the period from the commencement of operations, March 7, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or
17

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$ 23,364,172	$ —	$ 23,364,172
Belgium	—	19,688,470	—	19,688,470
Denmark	—	21,545,115	—	21,545,115
France	—	94,419,858	—	94,419,858
Germany	—	62,958,605	—	62,958,605
Hong Kong	—	26,038,962	—	26,038,962
India	—	16,648,337	—	16,648,337
Ireland	—	15,575,847	—	15,575,847
Japan	—	85,612,518	—	85,612,518
Netherlands	—	26,811,718	—	26,811,718
New Zealand	—	13,976,922	—	13,976,922
Singapore	—	22,193,999	—	22,193,999
South Africa	—	11,477,182	—	11,477,182
Spain	—	49,051,332	—	49,051,332
Sweden	—	49,581,970	—	49,581,970
Switzerland	—	82,290,516	—	82,290,516
Taiwan	10,175,046	—	—	10,175,046
United Kingdom	—	229,783,129	—	229,783,129
Total Common Stocks	$10,175,046	$851,018,652 (2)	$ —	$861,193,698
High Social Impact Investments	$ —	$ 858,770	$ —	$ 858,770
Preferred Stocks - Venture Capital	—	—	130,590	130,590
18

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Venture Capital Limited Partnership Interests	$ —	$ —	$ 1,474,888	$ 1,474,888
Short-Term Investments	—	551,379	—	551,379
Total Investments	$10,175,046	$852,428,801	$1,605,478	$864,209,325

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2022 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
19

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $250 million	0.68%
Over $250 million up to and including $500 million	0.665%
Over $500 million	0.65%
For the six months ended March 31, 2022, the investment advisory fee amounted to $2,983,907 or 0.66% (annualized) of the Fund’s average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM and EVAIL waived or reimbursed expenses in total of $228,519.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $540,519.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $235,367 and $35,752 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $14,910 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $859 and $1,056 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
20

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $30,910 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $262,928,304 and $217,873,590, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$780,753,917
Gross unrealized appreciation	$ 117,400,636
Gross unrealized depreciation	(33,945,228)
Net unrealized appreciation	$ 83,455,408
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $2,067,640 and the total value of collateral received was $2,415,298, comprised of U.S. government and/or agencies securities.
21

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2022, the value of the Fund's investment in the Notes and affiliated companies and funds was $1,613,726, which represents 0.2% of the Fund's net assets. Transactions in the Notes and affiliated companies and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 864,890	$ —	$ —	$ —	$ (27,192)	$ 837,698	$ 6,600	$880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	231,604	—	—	—	(6,955)	224,649	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	5,635,556	149,605,470	(154,690,332)	1,249	(564)	551,379	1,953	551,434
Totals				$1,249	$(34,711)	$1,613,726	$8,553

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
22

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,882,254	$ 42,795,569	1,643,681	$ 39,373,904
Reinvestment of distributions	484,064	11,496,510	12,947	297,262
Shares redeemed	(750,747)	(18,143,606)	(907,802)	(21,869,874)
Converted from Class C	16,140	385,470	50,240	1,153,540
Net increase	1,631,711	$ 36,533,943	799,066	$ 18,954,832
Class C
Shares sold	20,575	$ 433,651	111,587	$ 2,286,086
Reinvestment of distributions	24,796	496,666	—	—
Shares redeemed	(38,294)	(782,419)	(55,316)	(1,126,913)
Converted to Class A	(19,105)	(385,470)	(58,945)	(1,153,540)
Net increase (decrease)	(12,028)	$ (237,572)	(2,674)	$ 5,633
Class I
Shares sold	4,628,560	$ 117,975,648	12,693,224	$ 319,563,633
Reinvestment of distributions	1,290,290	32,889,495	63,273	1,552,097
Shares redeemed	(4,463,967)	(110,965,096)	(6,021,538)	(156,919,455)
Net increase	1,454,883	$ 39,900,047	6,734,959	$ 164,196,275
Class R6
Shares sold	1,856,677	$ 47,328,344	1,815,279	$ 45,216,469
Reinvestment of distributions	365,740	9,304,424	25,420	622,531
Shares redeemed	(1,376,195)	(34,473,526)	(1,477,180)	(37,186,283)
Net increase	846,222	$ 22,159,242	363,519	$ 8,652,717
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Calvert
International Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $27,949 at March 31, 2022. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2022 were as follows:
Name of Investment	Unfunded Commitment
Africa Renewable Energy Fund L.P.	$ 10,449
SEAF India International Growth Fund L.P.	17,500
Total	$27,949
24

Calvert
International Equity Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
25

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

26

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24208     3.31.22

Calvert
Emerging Markets Equity Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Emerging Markets Equity Fund

Calvert
Emerging Markets Equity Fund
March 31, 2022
Performance

Portfolio Manager(s) Kunjal Gala and Vivek Bhutoria, CFA, each of Hermes Investment Management Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/29/2012	10/29/2012	(11.94)%	(18.14)%	6.69%	6.16%
Class A with 4.75% Maximum Sales Charge	—	—	(16.13)	(22.04)	5.66	5.61
Class C at NAV	10/29/2012	10/29/2012	(12.25)	(18.75)	5.89	5.41
Class C with 1% Maximum Sales Charge	—	—	(13.12)	(19.56)	5.89	5.41
Class I at NAV	10/29/2012	10/29/2012	(11.78)	(17.93)	6.99	6.49
Class R6 at NAV	02/01/2018	10/29/2012	(11.78)	(17.87)	7.01	6.51

MSCI Emerging Markets Index	—	—	(8.20)%	(11.37)%	5.97%	3.90%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.27%	2.02%	1.02%	0.94%
Net	1.24	1.99	0.99	0.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Equity Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Samsung Electronics Co., Ltd.	7.4
Tencent Holdings, Ltd.	5.4
Alibaba Group Holding, Ltd.	4.4
JD.com, Inc., Class A	2.9
China Merchants Bank Co., Ltd., Class H	2.7
NARI Technology Co., Ltd., Class A	2.6
Bank Rakyat Indonesia Persero Tbk PT	2.5
Techtronic Industries Co., Ltd.	2.4
AIA Group, Ltd.	2.3
Total	40.6%

*	Excludes cash and cash equivalents.

3

Calvert
Emerging Markets Equity Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Equity Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 880.60	$ 5.81**	1.24%
Class C	$1,000.00	$ 877.50	$ 9.31**	1.99%
Class I	$1,000.00	$ 882.20	$ 4.65**	0.99%
Class R6	$1,000.00	$ 882.20	$ 4.32**	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%
Class R6	$1,000.00	$1,020.34	$ 4.63**	0.92%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Equity Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Brazil — 5.7%
Hapvida Participacoes e Investimentos S.A.(1)	27,177,145	$ 67,585,385
Magazine Luiza S.A.	18,390,300	26,343,316
Natura & Co. Holding S.A.(2)	9,524,304	52,112,059
WEG S.A.	7,651,600	56,040,431
		$ 202,081,191
Chile — 1.8%
Banco de Chile	582,124,818	$ 62,351,366
		$ 62,351,366
China — 25.3%
Alibaba Group Holding, Ltd.(2)	11,412,613	$ 155,744,635
Autohome, Inc. ADR	470,342	14,303,100
China Communications Services Corp., Ltd., Class H	57,453,563	25,906,369
China Merchants Bank Co., Ltd., Class H	12,411,500	96,616,346
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,827,719	47,686,589
Hundsun Technologies, Inc., Class A	6,214,172	43,391,240
JD.com, Inc., Class A(2)	3,634,387	103,270,636
Midea Group Co., Ltd.	2,472,489	22,052,791
NARI Technology Co., Ltd., Class A	18,744,580	92,370,043
Shenzhen International Holdings, Ltd.	2,990,326	3,145,294
Silergy Corp.	263,000	30,836,954
Tencent Holdings, Ltd.	4,125,796	190,175,857
Wuxi Biologics Cayman, Inc.(1)(2)	3,046,000	24,187,055
Zhongji Innolight Co., Ltd., Class A	8,717,231	43,215,837
		$ 892,902,746
Hong Kong — 6.0%
AIA Group, Ltd.	7,650,928	$ 79,890,051
Samsonite International S.A.(1)(2)	16,689,896	37,341,721
SITC International Holdings Co., Ltd.	3,511,482	12,278,621
Techtronic Industries Co., Ltd.	5,226,290	83,732,812
		$ 213,243,205
Hungary — 1.0%
Richter Gedeon Nyrt	1,756,063	$ 37,067,904
		$ 37,067,904
India — 12.3%
Bajaj Finserv, Ltd.	203,689	$ 45,366,097
Bharat Forge, Ltd.	3,307,451	30,338,699
Container Corp. of India, Ltd.	3,262,856	28,719,475
Dabur India, Ltd.	4,963,802	35,063,369
Hero MotoCorp, Ltd.	1,032,450	31,023,705
ICICI Bank, Ltd.	7,708,423	73,563,003
Motherson Sumi Systems, Ltd.	17,438,594	31,894,424
Security	Shares	Value
India (continued)
Motherson Sumi Wiring India, Ltd.(2)	13,809,415	$ 11,772,857
SBI Life Insurance Co., Ltd.(1)	2,947,453	43,330,099
State Bank of India	8,038,383	51,908,437
Tech Mahindra, Ltd.	2,688,718	52,919,878
		$ 435,900,043
Indonesia — 4.0%
Bank Central Asia Tbk PT	94,239,100	$ 52,383,288
Bank Rakyat Indonesia Persero Tbk PT	270,603,707	87,400,841
		$ 139,784,129
Malaysia — 1.7%
Press Metal Aluminium Holdings Bhd	39,954,000	$ 58,817,229
		$ 58,817,229
Mexico — 5.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,395,063	$ 38,608,801
Grupo Financiero Banorte SAB de CV, Class O	10,244,426	77,165,405
Wal-Mart de Mexico SAB de CV	15,347,677	62,895,382
		$ 178,669,588
Peru — 2.1%
Credicorp, Ltd.	423,624	$ 72,808,257
		$ 72,808,257
South Africa — 3.0%
Clicks Group, Ltd.	1,750,076	$ 37,048,117
Prosus NV	656,728	35,285,379
Shoprite Holdings, Ltd.	2,178,644	35,164,605
		$ 107,498,101
South Korea — 10.6%
KB Financial Group, Inc.	1,152,187	$ 57,740,548
LG Chem, Ltd.	125,808	54,973,872
Samsung Electronics Co., Ltd.	4,590,306	262,670,924
		$ 375,385,344
Sweden — 1.5%
Epiroc AB, Class A	2,554,887	$ 54,646,089
		$ 54,646,089
Taiwan — 14.9%
Accton Technology Corp.	7,833,000	$ 60,228,024
Delta Electronics, Inc.	8,453,000	78,373,882
LandMark Optoelectronics Corp.	4,284,900	27,296,728
Taiwan Semiconductor Manufacturing Co., Ltd.	13,866,000	284,440,372
Win Semiconductors Corp.	1,868,000	17,190,436

6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Wiwynn Corp.	1,694,000	$ 59,758,179
		$ 527,287,621
United States — 1.5%
Micron Technology, Inc.	687,948	$ 53,584,270
		$ 53,584,270
Total Common Stocks (identified cost $3,211,141,803)		$3,412,027,083

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$5,170	$ 4,921,478
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(5)	4	4,119
Total High Social Impact Investments (identified cost $5,174,303)		$ 4,925,597

Short-Term Investments — 2.3%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(6)	79,961,856	$ 79,953,859
Total Short-Term Investments (identified cost $79,949,359)		$ 79,953,859

Total Investments — 98.9% (identified cost $3,296,265,465)	$3,496,906,539
Other Assets, Less Liabilities — 1.1%	$ 38,644,638
Net Assets — 100.0%	$3,535,551,177

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $172,444,260 or 4.9% of the Fund's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $4,925,597, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(6)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	28.7%
Financials	22.6
Consumer Discretionary	13.7
Industrials	11.2
Consumer Staples	6.3
Communication Services	5.8
Health Care	5.0
Materials	3.2
High Social Impact Investments	0.1
Total	96.6%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	4,303

Abbreviations:
ADR	– American Depositary Receipt
7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $3,211,146,106)	$ 3,412,031,202
Investments in securities of affiliated issuers, at value (identified cost $85,119,359)	84,875,337
Cash denominated in foreign currency, at value (cost $28,598,471)	28,549,068
Receivable for investments sold	13,906,005
Receivable for capital shares sold	20,147,122
Dividends and interest receivable	12,123,733
Dividends and interest receivable - affiliated	27,739
Securities lending income receivable	679
Directors' deferred compensation plan	853,551
Other assets	239,207
Total assets	$3,572,753,643
Liabilities
Payable for investments purchased	$ 11,368,212
Payable for capital shares redeemed	11,071,989
Payable for foreign capital gain taxes	9,980,079
Payable to affiliates:
Investment advisory fee	2,183,098
Administrative fee	349,296
Distribution and service fees	80,974
Sub-transfer agency fee	70,712
Directors' deferred compensation plan	853,551
Other	87,521
Accrued expenses	1,157,034
Total liabilities	$ 37,202,466
Net Assets	$3,535,551,177
Sources of Net Assets
Paid-in capital	$ 3,256,801,716
Distributable earnings	278,749,461
Net Assets	$3,535,551,177
Class A Shares
Net Assets	$ 381,869,299
Shares Outstanding	20,739,173
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.41
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 19.33
Class C Shares
Net Assets	$ 26,938,117
Shares Outstanding	1,515,925
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.77
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 2,725,829,901
Shares Outstanding	146,808,186
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.57
Class R6 Shares
Net Assets	$ 400,913,860
Shares Outstanding	21,646,259
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $5,120,773)	$ 31,079,627
Dividend income - affiliated issuers	9,619
Interest income (net of foreign taxes withheld of $1)	17
Interest income - affiliated issuers	38,775
Securities lending income, net	12,137
Total investment income	$ 31,140,175
Expenses
Investment advisory fee	$ 14,436,315
Administrative fee	2,309,810
Distribution and service fees:
Class A	282,937
Class C	155,525
Directors' fees and expenses	72,192
Custodian fees	439,526
Transfer agency fees and expenses	1,601,745
Accounting fees	258,742
Professional fees	94,006
Registration fees	153,408
Reports to shareholders	112,915
Miscellaneous	70,198
Total expenses	$ 19,987,319
Waiver and/or reimbursement of expenses by affiliate	$ (636,946)
Net expenses	$ 19,350,373
Net investment income	$ 11,789,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $11,339,281)	$ 109,786,169
Investment securities - affiliated issuers	(8,694)
Foreign currency transactions	(3,436,992)
Net realized gain	$ 106,340,483
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $16,485,366)	$ (567,021,609)
Investment securities - affiliated issuers	(155,254)
Foreign currency	(87,579)
Net change in unrealized appreciation (depreciation)	$(567,264,442)
Net realized and unrealized loss	$(460,923,959)
Net decrease in net assets from operations	$(449,134,157)
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,789,802	$ 29,727,866
Net realized gain	106,340,483	99,843,177
Net change in unrealized appreciation (depreciation)	(567,264,442)	314,373,812
Net increase (decrease) in net assets from operations	$ (449,134,157)	$ 443,944,855
Distributions to shareholders:
Class A	$ (725,054)	$ (716,932)
Class I	(23,624,539)	(13,667,112)
Class R6	(4,343,502)	(1,855,013)
Total distributions to shareholders	$ (28,693,095)	$ (16,239,057)
Capital share transactions:
Class A	$ 108,795,811	$ 92,770,986
Class C	(2,406,056)	(1,983,892)
Class I	(238,231,596)	467,857,670
Class R6	(58,858,262)	169,097,679
Net increase (decrease) in net assets from capital share transactions	$ (190,700,103)	$ 727,742,443
Net increase (decrease) in net assets	$ (668,527,355)	$1,155,448,241
Net Assets
At beginning of period	$ 4,204,078,532	$ 3,048,630,291
At end of period	$3,535,551,177	$4,204,078,532
11
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 20.98	$ 18.33	$ 16.05	$ 15.55	$ 16.33	$ 12.94
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.12	$ 0.09	$ 0.17	$ 0.19	$ 0.10
Net realized and unrealized gain (loss)	(2.55)	2.59	2.27	0.45	(0.94)	3.36
Total income (loss) from operations	$ (2.50)	$ 2.71	$ 2.36	$ 0.62	$ (0.75)	$ 3.46
Less Distributions
From net investment income	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.07)
Total distributions	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.07)
Net asset value — End of period	$ 18.41	$ 20.98	$ 18.33	$ 16.05	$ 15.55	$ 16.33
Total Return(2)	(11.94)% (3)	14.70%	14.82%	4.02%	(4.62)%	26.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$381,869	$290,117	$173,728	$132,066	$155,735	$62,432
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.27% (5)	1.27%	1.27%	1.41%	1.56%	1.80%
Net expenses	1.24% (5)	1.24%	1.24%	1.25%	1.27%	1.27%
Net investment income	0.47% (5)	0.54%	0.54%	1.06%	1.15%	0.73%
Portfolio Turnover	35% (3)	36%	38%	32%	27%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 20.25	$ 17.78	$ 15.62	$ 15.18	$ 16.04	$ 12.76
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ (0.07)	$ (0.04)	$ 0.05	$ 0.10	$ 0.01
Net realized and unrealized gain (loss)	(2.44)	2.54	2.20	0.45	(0.96)	3.29
Total income (loss) from operations	$ (2.48)	$ 2.47	$ 2.16	$ 0.50	$ (0.86)	$ 3.30
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.06)	$ —	$ (0.02)
Total distributions	$ —	$ —	$ —	$ (0.06)	$ —	$ (0.02)
Net asset value — End of period	$ 17.77	$ 20.25	$ 17.78	$ 15.62	$ 15.18	$16.04
Total Return(2)	(12.25)% (3)	13.83%	13.89%	3.33%	(5.36)%	25.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,938	$33,249	$30,938	$28,794	$24,286	$ 4,627
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.03% (5)	2.02%	2.02%	2.16%	2.31%	3.69%
Net expenses	1.99% (5)	1.99%	1.99%	2.00%	2.02%	2.02%
Net investment income (loss)	(0.38)% (5)	(0.32)%	(0.22)%	0.35%	0.60%	0.08%
Portfolio Turnover	35% (3)	36%	38%	32%	27%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 21.21	$ 18.52	$ 16.22	$ 15.73	$ 16.48	$ 13.06
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.16	$ 0.13	$ 0.22	$ 0.29	$ 0.17
Net realized and unrealized gain (loss)	(2.54)	2.62	2.29	0.45	(0.99)	3.35
Total income (loss) from operations	$ (2.48)	$ 2.78	$ 2.42	$ 0.67	$ (0.70)	$ 3.52
Less Distributions
From net investment income	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.18)	$ (0.05)	$ (0.10)
Total distributions	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.18)	$ (0.05)	$ (0.10)
Net asset value — End of period	$ 18.57	$ 21.21	$ 18.52	$ 16.22	$ 15.73	$ 16.48
Total Return(2)	(11.78)% (3)	14.94%	15.07%	4.36%	(4.30)%	27.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,725,830	$3,357,833	$2,530,135	$1,817,479	$1,012,574	$126,398
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.03% (5)	1.02%	1.02%	1.15%	1.32%	1.32%
Net expenses	0.99% (5)	0.99%	0.99%	0.97%	0.92%	0.92%
Net investment income	0.62% (5)	0.71%	0.79%	1.41%	1.71%	1.20%
Portfolio Turnover	35% (3)	36%	38%	32%	27%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 21.18	$ 18.49	$ 16.19	$ 15.72	$ 18.65
Income (Loss) From Operations
Net investment income(2)	$ 0.07	$ 0.17	$ 0.14	$ 0.27	$ 0.26
Net realized and unrealized gain (loss)	(2.55)	2.62	2.30	0.40	(3.19)
Total income (loss) from operations	$ (2.48)	$ 2.79	$ 2.44	$ 0.67	$ (2.93)
Less Distributions
From net investment income	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.20)	$ —
Total distributions	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.20)	$ —
Net asset value — End of period	$ 18.52	$ 21.18	$ 18.49	$ 16.19	$ 15.72
Total Return(3)	(11.78)% (4)	15.09%	15.13%	4.35%	(15.71)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$400,914	$522,879	$313,830	$218,601	$10,217
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.95% (6)	0.94%	0.95%	1.06%	1.24% (6)
Net expenses	0.92% (6)	0.92%	0.92%	0.92%	0.92% (6)
Net investment income	0.68% (6)	0.78%	0.84%	1.67%	2.48% (6)
Portfolio Turnover	35% (4)	36%	38%	32%	27% (7)

(1)	From February 1, 2018 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
15
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
16

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ 202,081,191	$ —	$ —	$ 202,081,191
Chile	—	62,351,366	—	62,351,366
China	14,303,100	878,599,646	—	892,902,746
Hong Kong	—	213,243,205	—	213,243,205
Hungary	—	37,067,904	—	37,067,904
India	11,772,857	424,127,186	—	435,900,043
Indonesia	—	139,784,129	—	139,784,129
Malaysia	—	58,817,229	—	58,817,229
Mexico	178,669,588	—	—	178,669,588
Peru	72,808,257	—	—	72,808,257
South Africa	—	107,498,101	—	107,498,101
South Korea	—	375,385,344	—	375,385,344
Sweden	—	54,646,089	—	54,646,089
Taiwan	—	527,287,621	—	527,287,621
United States	53,584,270	—	—	53,584,270
Total Common Stocks	$533,219,263	$2,878,807,820 (1)	$ —	$3,412,027,083
High Social Impact Investments	$ —	$ 4,925,597	$ —	$ 4,925,597
Short-Term Investments	—	79,953,859	—	79,953,859
Total Investments	$533,219,263	$2,963,687,276	$ —	$3,496,906,539

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
17

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $14,436,315. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes). CRM pays Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $636,946.
18

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $2,309,810.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $282,937 and $155,525 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $13,502 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $100 and $5,000 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares from for the six months ended March 31, 2022 in the amount of $226.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $103,656 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,350,509,216 and $1,659,856,394, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $2,054,758 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2021, $2,054,758 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,324,089,368
Gross unrealized appreciation	$ 546,306,130
Gross unrealized depreciation	(373,488,959)
Net unrealized appreciation	$ 172,817,171
19

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2022.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2022, the value of the Fund’s investment in the Notes and affiliated funds was $84,875,337, which represents 2.4% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$5,081,231	$ —	$ —	$ —	$ (159,753)	$ 4,921,478	$ 38,775	$ 5,170,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	6,784,347	602,785,414	(529,611,707)	(8,694)	4,499	79,953,859	9,619	79,961,856
Totals				$(8,694)	$ (155,254)	$84,875,337	$48,394

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
20

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,895,388	$ 291,705,097	15,904,646	$ 347,555,284
Reinvestment of distributions	27,819	559,156	31,266	677,539
Shares redeemed	(9,016,300)	(183,490,279)	(11,585,367)	(255,550,144)
Converted from Class C	1,119	21,837	4,116	88,307
Net increase	6,908,026	$ 108,795,811	4,354,661	$ 92,770,986
Class C
Shares sold	55,392	$ 1,069,783	382,860	$ 8,383,949
Shares redeemed	(180,363)	(3,454,002)	(476,281)	(10,279,534)
Converted to Class A	(1,159)	(21,837)	(4,252)	(88,307)
Net decrease	(126,130)	$ (2,406,056)	(97,673)	$ (1,983,892)
Class I
Shares sold	28,775,748	$ 576,879,764	73,886,174	$ 1,643,627,034
Reinvestment of distributions	1,114,340	22,565,377	587,397	12,852,247
Shares redeemed	(41,371,372)	(837,676,737)	(52,783,871)	(1,188,621,611)
Net increase (decrease)	(11,481,284)	$(238,231,596)	21,689,700	$ 467,857,670
Class R6
Shares sold	2,639,375	$ 53,372,072	13,330,886	$ 293,926,149
Reinvestment of distributions	164,920	3,331,380	77,754	1,697,360
Shares redeemed	(5,846,583)	(115,561,714)	(5,694,908)	(126,525,830)
Net increase (decrease)	(3,042,288)	$ (58,858,262)	7,713,732	$ 169,097,679
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
21

Calvert
Emerging Markets Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Emerging Markets Equity Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
23

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Hermes Investment Management Limited
150 Cheapside
London EC2V 6ET
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24214     3.31.22

Calvert
Emerging Markets Advancement Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Emerging Markets Advancement Fund

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Performance

Portfolio Manager(s) Marshall Stocker, Ph.D., CFA of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/01/2019	10/01/2019	(1.06)%	(5.04)%	—%	8.75%
Class A with 4.75% Maximum Sales Charge	—	—	(5.77)	(9.53)	—	6.65
Class I at NAV	10/01/2019	10/01/2019	(0.97)	(4.80)	—	8.98

MSCI Emerging Markets Index	—	—	(8.20)%	(11.37)%	5.97%	7.66%
Calvert Emerging Markets Index	—	—	(8.22)	(11.98)	—	7.97

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.41%	1.16%
Net	1.20	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.1
Hellenic Telecommunications Organization S.A.	4.4
Commercial International Bank Egypt SAE	4.4
Tencent Holdings, Ltd.	3.9
First Abu Dhabi Bank PJSC	3.4
Eurobank Ergasias S.A.	2.8
International Holdings Co. PJSC	2.1
Bank Central Asia Tbk PT	2.0
National Bank of Greece S.A.	1.9
Total	36.1%

*	Excludes cash and cash equivalents.

3

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Emerging Markets Index (the Index) is composed of equity securities of companies that are located in or tied economically to countries that Calvert Research and Management has classified as emerging market countries and that meet certain environmental, social and governance criteria. The Index is reconstituted annually and rebalanced quarterly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 989.40	$6.15 **	1.24%
Class I	$1,000.00	$ 990.30	$4.91 **	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$6.24 **	1.24%
Class I	$1,000.00	$1,020.00	$4.99 **	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Brazil — 9.2%
Alpargatas S.A., PFC Shares	3,051	$ 16,706
Americanas S.A.	26,196	179,645
Americanas S.A.	560	3,778
Atacadao S.A.	22,481	106,336
Azul S.A., PFC Shares(1)	15,659	78,672
B3 S.A. - Brasil Bolsa Balcao	201,229	663,994
Banco Bradesco S.A., PFC Shares	101,135	472,001
Banco do Brasil S.A.	22,259	162,230
BB Seguridade Participacoes S.A.	26,572	142,653
Bradespar S.A., PFC Shares	10,076	70,009
BRF S.A.(1)	26,068	101,785
Cia de Saneamento Basico do Estado de Sao Paulo	16,521	165,555
Cia de Transmissao de Energia Eletrica Paulista	10,041	55,762
Cia Energetica de Minas Gerais, PFC Shares	58,892	188,141
Cia Paranaense de Energia, Class B, PFC Shares	24,786	39,357
Dexco S.A.	3,454	10,650
Engie Brasil Energia S.A.	13,744	124,823
Equatorial Energia S.A.	47,907	273,795
Hapvida Participacoes e Investimentos S.A.(2)	146,135	363,416
Hypera S.A.	13,685	111,267
Itau Unibanco Holding S.A., PFC Shares	100,582	580,543
Itausa - Investimentos Itau S.A., PFC Shares	129,920	293,347
Klabin S.A.	271,306	265,548
Localiza Rent a Car S.A.	30,348	389,465
Locaweb Servicos de Internet S.A.(1)(2)	5,095	10,808
Lojas Renner S.A.	31,149	179,918
Magazine Luiza S.A.	99,911	143,118
Metalurgica Gerdau S.A., PFC Shares	42,819	110,262
Multiplan Empreendimentos Imobiliarios S.A.	14,416	74,123
Natura & Co. Holding S.A.(1)	29,056	158,979
Neoenergia S.A.	5,834	21,101
Pagseguro Digital, Ltd., Class A(1)	6,278	125,874
Porto Seguro S.A.	3,200	14,188
Raia Drogasil S.A.	38,187	192,016
StoneCo, Ltd., Class A(1)	7,516	87,937
Sul America S.A.	5,771	41,673
Telefonica Brasil S.A.	13,935	157,144
TIM S.A.	28,940	83,822
TOTVS S.A.	17,679	135,088
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, PFC Shares	26,355	77,332
Via S.A.(1)	22,847	20,011
WEG S.A.	57,029	417,681
XP, Inc., Class A(1)	4,595	138,310
Security	Shares	Value
Brazil (continued)
XP, Inc. BDR(1)	1,629	$ 49,099
		$ 7,097,962
Canada — 0.0%(3)
Atlas Corp.(4)	1,170	$ 17,176
		$ 17,176
China — 20.7%
360 DigiTech, Inc.	3,702	$ 56,974
3SBio, Inc.(1)(2)	6,000	4,879
Airtac International Group	4,139	133,072
Akeso, Inc.(1)(2)(4)	2,000	4,187
A-Living Smart City Services Co., Ltd., Class H(2)(4)	2,750	3,807
ANTA Sports Products, Ltd.	19,000	235,695
Autohome, Inc. ADR	1,827	55,559
Bank of Communications Co., Ltd., Class H	453,000	324,310
Baozun, Inc. ADR(1)	810	6,950
BeiGene, Ltd.(1)(4)	15,000	220,014
Beijing Enterprises Water Group, Ltd.	106,000	32,430
Bilibili, Inc. ADR(1)(4)	4,601	117,694
BYD Co., Ltd., Class H	12,000	333,783
BYD Electronic International Co., Ltd.(4)	16,000	31,706
CanSino Biologics, Inc., Class H(1)(2)	200	3,183
China CITIC Bank Corp, Ltd., Class H	279,000	140,790
China Communications Services Corp., Ltd., Class H	16,000	7,215
China Conch Environment Protection Holdings, Ltd.(1)	24,500	30,651
China Conch Venture Holdings, Ltd.	47,000	137,014
China Everbright Bank Co., Ltd., Class H	20,000	7,546
China Everbright Environment Group, Ltd.	88,000	52,818
China International Capital Corp., Ltd., Class H(2)	47,200	104,346
China International Marine Containers Group Co., Ltd.	3,200	5,208
China Lesso Group Holdings, Ltd.	35,000	42,009
China Literature, Ltd.(1)(2)	7,200	29,487
China Longyuan Power Group Corp., Ltd., Class H	67,000	150,599
China Medical System Holdings, Ltd.	4,000	6,238
China Meidong Auto Holdings, Ltd.	24,000	91,212
China Mengniu Dairy Co., Ltd.	53,000	284,154
China Merchants Bank Co., Ltd., Class H	60,000	467,065
China Minsheng Banking Corp., Ltd., Class H	226,000	84,773
China National Building Material Co., Ltd., Class H	128,000	157,445
China Resources Land, Ltd.	60,000	277,809
China Ruyi Holdings, Ltd.(1)(4)	16,000	4,289
China Tower Corp, Ltd., Class H(2)	952,000	106,569
China Vanke Co., Ltd., Class H	40,000	89,971
China Yongda Automobiles Services Holdings, Ltd.	45,500	49,157
Chinasoft International, Ltd.	72,000	59,015
Chongqing Iron & Steel Co., Ltd., Class H(1)	54,000	8,183

6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
CIFI Ever Sunshine Services Group, Ltd.	14,000	$ 18,663
Country Garden Holdings Co., Ltd.(4)	147,000	112,529
Country Garden Services Holdings Co., Ltd.	43,000	181,143
CSPC Pharmaceutical Group, Ltd.	147,600	169,127
Dada Nexus, Ltd. ADR(1)	716	6,537
Dali Foods Group Co., Ltd.(2)	17,500	9,130
ENN Energy Holdings, Ltd.	13,400	200,141
Far East Horizon, Ltd.	53,000	47,256
Flat Glass Group Co., Ltd., Class H(4)	14,000	53,450
Fuyao Glass Industry Group Co., Ltd., Class H(2)	16,400	66,587
Gaotu Techedu, Inc.(1)	1,010	1,737
GDS Holdings, Ltd. ADR(1)	3,509	137,728
Geely Automobile Holdings, Ltd.	99,000	153,353
Genscript Biotech Corp.(1)	20,000	62,740
GOME Retail Holdings, Ltd.(1)(4)	321,000	19,905
Great Wall Motor Co., Ltd., Class H	63,500	99,662
Greentown China Holdings, Ltd.	4,000	7,235
Greentown Service Group Co., Ltd.	8,000	7,977
Guangdong Investment, Ltd.	60,000	81,746
Guangzhou Automobile Group Co., Ltd., Class H	32,000	26,386
Haidilao International Holding, Ltd.(2)(4)	33,000	63,494
Haitong Securities Co., Ltd., Class H	87,200	66,264
Hangzhou Tigermed Consulting Co., Ltd., Class H(2)	400	4,824
Hansoh Pharmaceutical Group Co., Ltd.(2)	4,000	6,651
Hengan International Group Co., Ltd.	18,500	85,244
Huatai Securities Co., Ltd., Class H(2)	50,000	76,515
Huazhu Group, Ltd. ADR	3,179	104,875
Hygeia Healthcare Holdings Co., Ltd.(2)	800	3,069
I-Mab ADR(1)	240	3,898
Innovent Biologics, Inc.(1)(2)	22,000	74,033
JD.com, Inc. ADR(1)	13,680	791,662
JD.com, Inc., Class A(1)	3,273	93,002
Jiangsu Expressway Co., Ltd., Class H	12,000	12,532
Jinke Smart Services Group Co., Ltd., Class H	1,400	5,010
Jinxin Fertility Group, Ltd.(1)(2)	5,000	3,793
Jiumaojiu International Holdings, Ltd.(2)(4)	15,000	31,730
Kingdee International Software Group Co., Ltd.(1)	55,000	120,501
Kingsoft Cloud Holdings, Ltd. ADR(1)(4)	440	2,671
Kingsoft Corp., Ltd.	21,200	67,536
Li Ning Co., Ltd.	33,500	284,460
Lifetech Scientific Corp.(1)	12,000	3,965
Longfor Group Holdings, Ltd.(2)	40,000	204,607
Meituan, Class B(1)(2)	54,000	1,022,973
Ming Yuan Cloud Group Holdings, Ltd.(4)	2,000	2,695
NetEase, Inc. ADR	6,016	539,575
New Oriental Education & Technology Group, Inc. ADR(1)	22,399	25,759
NIO, Inc. ADR(1)	18,857	396,940
Security	Shares	Value
China (continued)
Nongfu Spring Co., Ltd., Class H(2)(4)	39,200	$ 206,646
OneConnect Financial Technology Co., Ltd.(1)	3,890	5,485
Pharmaron Beijing Co., Ltd.(2)	400	4,811
Pinduoduo, Inc. ADR(1)	7,260	291,199
Ping An Healthcare and Technology Co., Ltd.(1)(2)(4)	1,700	4,394
Postal Savings Bank of China Co., Ltd., Class H(2)	291,000	234,327
Qingdao Port International Co., Ltd., Class H(2)	89,000	45,451
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	48,400	51,406
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,500	7,269
Shenzhen International Holdings, Ltd.	6,500	6,837
Sinopharm Group Co., Ltd., Class H	26,400	59,929
Sunac Services Holdings, Ltd., Class H(1)(2)(4)	8,000	4,881
Sunny Optical Technology Group Co., Ltd.	11,700	185,811
TAL Education Group ADR(1)(4)	2,999	9,027
Tencent Holdings, Ltd.	66,100	3,046,836
Tencent Music Entertainment Group(1)	14,788	72,018
Tingyi (Cayman Islands) Holding Corp.	46,000	77,135
Tongcheng Travel Holdings, Ltd.(1)	26,800	47,223
Topsports International Holdings, Ltd.(2)	86,000	71,478
TravelSky Technology, Ltd., Class H	5,000	7,173
Trip.com Group, Ltd. ADR(1)	11,196	258,851
Venus MedTech Hangzhou, Inc., Class H(1)(2)(4)	2,000	4,081
Vipshop Holdings, Ltd. ADR(1)	13,068	117,612
Want Want China Holdings, Ltd.	135,000	124,570
Weibo Corp. ADR(1)	1,468	35,981
Weichai Power Co., Ltd., Class H	60,000	94,044
Weimob, Inc.(1)(2)(4)	6,000	3,827
WuXi AppTec Co., Ltd., Class H(2)	6,480	101,243
WuXi Biologics Cayman, Inc.(1)(2)	46,000	365,267
Xinyi Solar Holdings, Ltd.	102,000	177,518
XPENG, Inc. ADR(1)	5,593	154,311
Yadea Group Holdings, Ltd.(2)	4,000	6,127
Yeahka, Ltd.(1)(4)	2,400	7,284
Yihai International Holding Ltd.(4)	10,000	28,402
Yum China Holdings, Inc.	7,224	300,085
Zai Lab, Ltd. ADR(1)	1,392	61,220
Zhejiang Expressway Co., Ltd., Class H	6,000	5,029
Zhongsheng Group Holdings, Ltd.	18,000	126,562
Zhuzhou CRRC Times Electric Co., Ltd., Class H	18,000	69,692
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H(4)	9,000	5,682
		$16,005,840
Egypt — 4.4%
Commercial International Bank Egypt SAE(1)	1,354,970	$ 3,414,166
		$ 3,414,166

7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Greece — 9.1%
Eurobank Ergasias S.A.(1)	1,842,582	$ 2,155,641
Hellenic Telecommunications Organization S.A.	189,702	3,430,214
National Bank of Greece S.A.(1)	389,221	1,433,634
		$ 7,019,489
Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.(1)	104,000	$ 65,819
Bosideng International Holdings, Ltd.	56,000	25,947
China Gas Holdings, Ltd.	87,800	111,908
China Overseas Land & Investment, Ltd.	86,000	255,913
China Resources Gas Group, Ltd.	18,000	75,760
China State Construction International Holdings, Ltd.	42,000	55,695
China Traditional Chinese Medicine Holdings Co., Ltd.	20,000	10,385
Jinmao Property Services Co., Ltd.(1)(4)	302	191
JS Global Lifestyle Co., Ltd.(2)	14,500	16,854
Microport Scientific Corp.(4)	2,000	4,450
Nine Dragons Paper Holdings, Ltd.	59,000	51,233
Sino Biopharmaceutical, Ltd.	167,500	104,005
Sun Art Retail Group, Ltd.(4)	16,000	5,783
		$ 783,943
Indonesia — 8.7%
Bank Central Asia Tbk PT	2,826,400	$ 1,571,069
Bank Jago Tbk PT(1)	278,500	283,794
Bank Mandiri Persero Tbk PT	986,400	541,004
Bank Negara Indonesia Persero Tbk PT	405,400	231,622
Bank Rakyat Indonesia Persero Tbk PT	3,439,143	1,110,790
Elang Mahkota Teknologi Tbk PT(1)	580,400	98,721
Indah Kiat Pulp & Paper Tbk PT	191,900	105,371
Indofood CBP Sukses Makmur Tbk PT	411,900	210,466
Kalbe Farma Tbk PT	1,552,200	174,009
Merdeka Copper Gold Tbk PT(1)	2,226,400	699,430
Sarana Menara Nusantara Tbk PT	1,930,200	143,639
Telkom Indonesia Persero Tbk PT	3,682,300	1,171,528
Tower Bersama Infrastructure Tbk PT	665,600	132,717
Unilever Indonesia Tbk PT	1,063,400	270,437
		$ 6,744,597
Malaysia — 4.9%
Axiata Group Bhd	122,300	$ 110,176
CIMB Group Holdings Bhd	189,700	240,305
DiGi.Com Bhd	146,400	135,562
Hartalega Holdings Bhd	180,300	208,049
Hong Leong Bank Bhd	21,600	103,584
Hong Leong Financial Group Bhd	7,300	33,985
IHH Healthcare Bhd	143,100	210,347
Kuala Lumpur Kepong Bhd	43,900	263,159
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd	180,300	$ 383,176
Maxis Bhd	104,500	97,467
Nestle Malaysia Bhd	5,300	168,304
Petronas Dagangan Bhd	20,500	99,400
Petronas Gas Bhd	39,200	155,162
PPB Group Bhd	53,900	219,233
Press Metal Aluminium Holdings Bhd	213,400	314,151
Public Bank Bhd	446,200	494,961
QL Resources Bhd	84,200	100,630
RHB Bank Bhd	47,600	67,472
Sime Darby Bhd	188,800	107,535
Supermax Corp. Bhd	119,866	33,644
Telekom Malaysia Bhd	52,300	60,751
Top Glove Corp. Bhd	213,600	97,561
Westports Holdings Bhd	106,600	101,313
		$ 3,805,927
South Korea — 13.5%
Alteogen, Inc.(1)	748	$ 34,549
AMOREPACIFIC Corp.	537	70,395
AMOREPACIFIC Group	762	27,433
CJ CheilJedang Corp.	280	84,882
CJ ENM Co., Ltd.	201	21,637
Coway Co., Ltd.	736	41,485
Daewoo Engineering & Construction Co., Ltd.(1)	6,069	34,786
Doosan Fuel Cell Co., Ltd.(1)	892	29,782
Doosan Heavy Industries & Construction Co., Ltd.(1)	8,809	146,627
Ecopro BM Co., Ltd.	219	70,774
Fila Holdings Corp.	1,197	30,798
Green Cross Corp.	129	21,404
GS Engineering & Construction Corp.	1,262	47,924
Hana Financial Group, Inc.	3,468	137,933
Hanjin Kal Corp.(1)	519	26,374
Hanmi Pharm Co., Ltd.	180	40,550
Hanmi Science Co., Ltd.	771	28,260
Hanon Systems	4,247	41,097
HLB, Inc.(1)	2,207	55,382
HMM Co., Ltd.	5,280	125,778
Hotel Shilla Co., Ltd.	489	32,528
HYBE Co., Ltd.(1)	368	93,002
Hyosung TNC Corp.	49	18,606
Hyundai Engineering & Construction Co., Ltd.	1,481	57,980
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	1,000
Hyundai Glovis Co., Ltd.	312	49,196
Hyundai Mobis Co., Ltd.	1,004	176,956
Hyundai Motor Co.	2,555	376,967
Industrial Bank of Korea	2,763	24,553

8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Kakao Corp.	4,974	$ 432,333
Kakao Games Corp.(1)	631	40,229
KB Financial Group, Inc.	4,895	245,307
Kia Corp.	4,573	276,978
Korea Investment Holdings Co., Ltd.	751	48,247
KT Corp.	1,810	53,016
LG Chem, Ltd.	895	391,085
LG Display Co., Ltd.	3,164	53,336
LG Electronics, Inc.	1,916	188,464
LG Household & Health Care, Ltd.	151	106,517
LG Innotek Co., Ltd.	229	72,305
Lotte Chemical Corp.	393	67,451
Mirae Asset Securities Co., Ltd.	6,175	43,348
NAVER Corp.	2,194	609,776
Netmarble Corp.(2)	324	29,609
Orion Corp. of Republic of Korea	748	54,467
Samsung C&T Corp.	1,647	153,781
Samsung Electro-Mechanics Co., Ltd.	918	123,604
Samsung Electronics Co., Ltd.	68,571	3,923,836
Samsung Engineering Co., Ltd.(1)	3,045	65,355
Samsung Heavy Industries Co., Ltd.(1)	15,383	71,629
Samsung SDS Co., Ltd.	543	61,604
Samsung Securities Co., Ltd.	993	34,100
Shin Poong Pharmaceutical Co., Ltd.(1)	1,153	36,439
Shinhan Financial Group Co., Ltd.	4,979	169,130
SK Biopharmaceuticals Co., Ltd.(1)	754	55,535
SK Hynix, Inc.	8,088	778,059
SK Square Co., Ltd.(1)	1,436	66,792
SK Telecom Co., Ltd.	1,625	75,982
SsangYong C&E Co., Ltd.	2,590	17,539
Woori Financial Group, Inc.	6,136	76,907
Yuhan Corp.	1,728	82,904
		$10,454,302
Taiwan — 14.8%
Accton Technology Corp.	6,000	$ 46,134
Acer, Inc.	26,000	26,949
Advantech Co., Ltd.	5,299	67,899
ASE Technology Holding Co., Ltd.	40,000	142,539
ASPEED Technology, Inc.	1,000	112,569
AU Optronics Corp.	92,000	62,749
Catcher Technology Co., Ltd.	17,000	85,286
Cathay Financial Holding Co., Ltd.	92,000	205,357
Chailease Holding Co., Ltd.	15,070	132,184
Chang Hwa Commercial Bank, Ltd.	39,915	26,602
China Development Financial Holding Corp, PFC Shares(1)	14,970	4,802
China Development Financial Holding Corp.	182,406	121,066
Security	Shares	Value
Taiwan (continued)
China Steel Corp.	187,000	$ 252,121
Chroma ATE, Inc.	9,000	56,124
Chunghwa Telecom Co., Ltd.	45,000	199,299
Compal Electronics, Inc.	46,000	42,850
CTBC Financial Holding Co., Ltd.	245,000	249,681
Delta Electronics, Inc.	24,000	222,521
E.Sun Financial Holding Co., Ltd.	92,799	106,469
Eclat Textile Co., Ltd.	2,000	33,109
Eva Airways Corp.(1)	27,000	29,845
Evergreen Marine Corp. Taiwan, Ltd.	31,000	144,093
Far Eastern New Century Corp.	25,000	26,419
Far EasTone Telecommunications Co., Ltd.	19,000	48,683
Feng TAY Enterprise Co., Ltd.	4,000	26,600
First Financial Holding Co., Ltd.	128,881	127,450
Fubon Financial Holding Co., Ltd.	84,458	224,254
Fubon Financial Holding Co., Ltd., PFC Shares(1)	1,252	2,626
Giant Manufacturing Co., Ltd.	3,000	27,155
Globalwafers Co., Ltd.	2,000	46,550
Hiwin Technologies Corp.	6,401	53,128
Hotai Motor Co., Ltd.	4,000	82,923
Hua Nan Financial Holdings Co., Ltd.	108,617	91,879
Innolux Corp.	111,000	64,287
Inventec Corp.	30,000	25,716
Largan Precision Co., Ltd.	1,000	65,369
Lite-On Technology Corp.	24,000	56,707
Macronix International Co., Ltd.	17,000	23,489
MediaTek, Inc.	17,000	529,049
Mega Financial Holding Co., Ltd.	132,000	197,103
Merida Industry Co., Ltd.	2,000	17,551
Micro-Star International Co., Ltd.	9,000	40,407
momo.com, Inc.	1,000	32,504
Nan Ya Printed Circuit Board Corp.	2,000	35,901
Nanya Technology Corp.	13,000	31,011
Nien Made Enterprise Co., Ltd.	1,000	11,642
Novatek Microelectronics Corp.	7,000	102,926
Oneness Biotech Co., Ltd.(1)	4,000	29,838
Parade Technologies, Ltd.	1,000	62,498
Pou Chen Corp.	19,000	20,800
Powertech Technology, Inc.	6,000	19,765
President Chain Store Corp.	6,000	55,032
Quanta Computer, Inc.	30,000	91,874
Realtek Semiconductor Corp.	5,000	74,274
Ruentex Development Co., Ltd.	11,200	30,703
Shanghai Commercial & Savings Bank, Ltd. (The)	49,000	85,395
Shin Kong Financial Holding Co., Ltd.	131,011	49,037
Sino-American Silicon Products, Inc.	5,000	30,623
SinoPac Financial Holdings Co., Ltd.	154,000	98,491

9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Synnex Technology International Corp.	15,000	$ 39,154
Ta Chen Stainless Pipe Co., Ltd.	34,482	58,321
Taishin Financial Holding Co., Ltd.	150,032	106,729
Taiwan Cooperative Financial Holding Co., Ltd.	118,950	122,085
Taiwan Glass Industry Corp.	19,000	16,529
Taiwan High Speed Rail Corp.	22,000	22,102
Taiwan Mobile Co., Ltd.	19,000	69,527
Taiwan Semiconductor Manufacturing Co., Ltd.	229,000	4,697,595
Unimicron Technology Corp.	15,000	127,852
Uni-President Enterprises Corp.	51,000	116,390
United Microelectronics Corp.	158,000	290,155
Vanguard International Semiconductor Corp.	10,000	43,060
Voltronic Power Technology Corp.	2,050	103,454
Walsin Lihwa Corp.	61,000	62,033
Walsin Technology Corp.	8,000	39,130
Wan Hai Lines, Ltd.	15,100	82,693
Win Semiconductors Corp.	4,000	36,810
Winbond Electronics Corp.	32,000	34,275
Wistron Corp.	32,000	33,119
Wiwynn Corp.	1,000	35,276
WPG Holdings, Ltd.	21,000	40,911
Yageo Corp.	4,000	59,709
Yang Ming Marine Transport Corp.(1)	22,000	94,317
Yuanta Financial Holding Co., Ltd.	100,400	91,980
		$11,433,113
United Arab Emirates — 10.4%
Abu Dhabi Commercial Bank PJSC	297,515	$ 847,800
Aldar Properties PJSC	606,462	811,845
Dubai Islamic Bank PJSC	198,475	332,380
Emaar Development PJSC(1)	146,134	176,151
Emirates Integrated Telecommunications Co. PJSC	82,803	146,291
Emirates Telecommunications Group Co. PJSC	138,855	1,398,300
First Abu Dhabi Bank PJSC	415,589	2,666,770
International Holdings Co. PJSC(1)	32,319	1,654,789
		$ 8,034,326
Total Common Stocks (identified cost $67,808,624)		$74,810,841

Short-Term Investments — 1.9%

Affiliated Fund — 1.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(5)	1,145,293	$ 1,145,179
Total Affiliated Fund (identified cost $1,145,179)		$ 1,145,179

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(6)	329,614	$ 329,614
Total Securities Lending Collateral (identified cost $329,614)		$ 329,614
Total Short-Term Investments (identified cost $1,474,793)		$ 1,474,793

Total Investments — 98.6% (identified cost $69,283,417)	$76,285,634
Other Assets, Less Liabilities — 1.4%	$ 1,078,333
Net Assets — 100.0%	$77,363,967

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $3,297,084 or 4.3% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $840,357.
(5)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.

10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	29.6%
Information Technology	17.9
Communication Services	16.7
Consumer Discretionary	9.6
Consumer Staples	6.2
Industrials	4.3
Health Care	3.7
Materials	3.5
Real Estate	2.9
Utilities	2.2
Energy	0.1
Total	96.7%
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,961,962	EUR	5,351,463	Standard Chartered Bank	4/8/22	$ 41,265	$ —
USD	568,407	EUR	512,042	Standard Chartered Bank	4/8/22	1,898	—
AED	246,000	USD	66,939	Standard Chartered Bank	5/31/22	41	—
USD	2,885,885	AED	10,600,000	Standard Chartered Bank	5/31/22	—	(213)
USD	119,957	AED	443,000	Standard Chartered Bank	5/31/22	—	(660)
USD	346,596	AED	1,275,750	Standard Chartered Bank	5/31/22	—	(757)
USD	404,754	AED	1,495,000	Standard Chartered Bank	5/31/22	—	(2,295)
USD	1,035,295	AED	3,825,000	Standard Chartered Bank	5/31/22	—	(6,151)
USD	11,204,814	CNH	71,230,000	Goldman Sachs International	5/31/22	33,834	—
USD	2,719,215	CNH	17,300,000	Standard Chartered Bank	5/31/22	6,061	—
USD	1,792,366	CNH	11,500,000	Standard Chartered Bank	5/31/22	—	(11,176)
USD	1,367,804	CNH	8,700,000	UBS AG	5/31/22	3,386	—
USD	653,399	AED	2,400,000	Standard Chartered Bank	4/19/23	—	(46)
USD	290,239	AED	1,067,092	Standard Chartered Bank	4/19/23	—	(297)
USD	1,329,859	AED	4,888,826	Standard Chartered Bank	4/19/23	—	(1,215)
						$86,485	$(22,810)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	41	Long	6/17/22	$2,307,275	$ (37,528)
					$(37,528)

11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
PFC Shares	– Preference Shares

Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $68,138,238) - including $840,357 of securities on loan	$ 75,140,455
Investments in securities of affiliated issuers, at value (identified cost $1,145,179)	1,145,179
Receivable for open forward foreign currency exchange contracts	86,485
Cash	403,340
Deposits at broker for futures contracts	150,625
Deposits for derivatives collateral - forward foreign currency exchange contracts	120,000
Cash denominated in foreign currency, at value (cost $821,714)	663,146
Receivable for capital shares sold	509,286
Dividends receivable	275,039
Dividends receivable - affiliated	216
Securities lending income receivable	381
Receivable from affiliate	60,873
Directors' deferred compensation plan	625
Other assets	5,372
Total assets	$78,561,022
Liabilities
Cash collateral due to broker	$ 120,000
Payable for variation margin on open futures contracts	32,413
Payable for open forward foreign currency exchange contracts	22,810
Payable for investments purchased	568,302
Payable for capital shares redeemed	20,055
Deposits for securities loaned	329,614
Payable to affiliates:
Investment advisory fee	39,588
Administrative fee	7,541
Distribution and service fees	167
Sub-transfer agency fee	717
Directors' deferred compensation plan	625
Accrued expenses	55,223
Total liabilities	$ 1,197,055
Net Assets	$77,363,967
Sources of Net Assets
Paid-in capital	$ 71,761,994
Distributable earnings	5,601,973
Net Assets	$77,363,967
Class A Shares
Net Assets	$ 1,119,685
Shares Outstanding	95,478
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.73
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 12.31
13
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 76,244,282
Shares Outstanding	6,470,309
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $71,768)	$ 659,170
Dividend income - affiliated issuers	1,659
Securities lending income, net	2,231
Total investment income	$ 663,060
Expenses
Investment advisory fee	$ 202,920
Administrative fee	38,651
Distribution and service fees:
Class A	778
Directors' fees and expenses	1,346
Custodian fees	42,581
Transfer agency fees and expenses	2,142
Accounting fees	16,156
Professional fees	17,378
Registration fees	19,988
Reports to shareholders	772
Miscellaneous	11,547
Total expenses	$ 354,259
Waiver and/or reimbursement of expenses by affiliate	$ (34,293)
Net expenses	$ 319,966
Net investment income	$ 343,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,307,630)
Investment securities - affiliated issuers	(220)
Futures contracts	(197,808)
Foreign currency transactions	19,068
Forward foreign currency exchange contracts	94,819
Payment by affiliate for loss on investment in violation of restrictions	58,702
Net realized loss	$(1,333,069)
Change in unrealized appreciation (depreciation):
Investment securities	$ 28,302
Investment securities - affiliated issuers	(640)
Futures contracts	27,619
Foreign currency	(161,716)
Forward foreign currency exchange contracts	60,649
Net change in unrealized appreciation (depreciation)	$ (45,786)
Net realized and unrealized loss	$(1,378,855)
Net decrease in net assets from operations	$(1,035,761)
15
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 343,094	$ 353,436
Net realized gain (loss)	(1,333,069)	3,653,390
Net change in unrealized appreciation (depreciation)	(45,786)	2,931,529
Net increase (decrease) in net assets from operations	$ (1,035,761)	$ 6,938,355
Distributions to shareholders:
Class A	$ (24,218)	$ (101)
Class I	(2,583,124)	(63,570)
Total distributions to shareholders	$ (2,607,342)	$ (63,671)
Capital share transactions:
Class A	$ 684,096	$ 380,062
Class I	22,073,558	9,111,866
Net increase in net assets from capital share transactions	$22,757,654	$ 9,491,928
Net increase in net assets	$19,114,551	$16,366,612
Net Assets
At beginning of period	$ 58,249,416	$ 41,882,804
At end of period	$77,363,967	$58,249,416
16
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020 (1)
Net asset value — Beginning of period	$ 12.39	$ 10.64	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.09	$ 0.10
Net realized and unrealized gain (loss)	(0.18)	1.67	0.59
Total income (loss) from operations	$ (0.12)	$ 1.76	$ 0.69
Less Distributions
From net investment income	$ (0.06)	$ (0.01)	$ —
From net realized gain	(0.48)	—	(0.05)
Total distributions	$ (0.54)	$ (0.01)	$ (0.05)
Net asset value — End of period	$11.73	$12.39	$10.64
Total Return(3)	(1.06)% (4)	16.54%	6.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,120	$ 477	$ 91
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.35% (6)(7)	1.41%	1.83%
Net expenses	1.24% (6)(7)	1.20%	1.20%
Net investment income	0.92% (7)	0.68%	0.99%
Portfolio Turnover	21% (4)	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense from bank overdrafts of 0.04%.
(7)	Annualized.
17
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020 (1)
Net asset value — Beginning of period	$ 12.44	$ 10.66	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.07	$ 0.09	$ 0.12
Net realized and unrealized gain (loss)	(0.18)	1.71	0.59
Total income (loss) from operations	$ (0.11)	$ 1.80	$ 0.71
Less Distributions
From net investment income	$ (0.07)	$ (0.02)	$ —
From net realized gain	(0.48)	—	(0.05)
Total distributions	$ (0.55)	$ (0.02)	$ (0.05)
Net asset value — End of period	$ 11.78	$ 12.44	$ 10.66
Total Return(3)	(0.97)% (4)	16.85%	7.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,244	$57,772	$41,792
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.10% (6)(7)	1.16%	1.58%
Net expenses	0.99% (6)(7)	0.95%	0.95%
Net investment income	1.07% (7)	0.71%	1.15%
Portfolio Turnover	21% (4)	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense from bank overdrafts of 0.04%.
(7)	Annualized.
18
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 or Level 2 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
19

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ 7,097,962	$ —	$ —	$ 7,097,962
Canada	17,176	—	—	17,176
China	3,584,999	12,420,841	—	16,005,840
Egypt	—	3,414,166	—	3,414,166
Greece	—	7,019,489	—	7,019,489
Hong Kong	—	783,943	—	783,943
Indonesia	—	6,744,597	—	6,744,597
Malaysia	—	3,805,927	—	3,805,927
South Korea	—	10,454,302	—	10,454,302
Taiwan	4,802	11,428,311	—	11,433,113
United Arab Emirates	—	8,034,326	—	8,034,326
Total Common Stocks	$10,704,939	$64,105,902 (1)	$ —	$74,810,841
Short-Term Investments:
Affiliated Fund	$ —	$ 1,145,179	$ —	$ 1,145,179
Securities Lending Collateral	329,614	—	—	329,614
Total Investments	$11,034,553	$ 65,251,081	$ —	$76,285,634
Forward Foreign Currency Exchange Contracts	$ —	$ 86,485	$ —	$ 86,485
Total	$11,034,553	$ 65,337,566	$ —	$76,372,119
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (22,810)	$ —	$ (22,810)
Futures Contracts	(37,528)	—	—	(37,528)
Total	$ (37,528)	$ (22,810)	$ —	$ (60,338)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
20

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $202,920. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
21

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $34,293.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $38,651.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $778 for Class A shares.
The Fund was informed that EVD received $365 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $304 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
During the six months ended March 31, 2022, CRM agreed to reimburse the Fund $58,702 for a loss from an investment which did not meet the Fund's investment guidelines. The reimbursement is included in Receivable from affiliate on the Statement of Assets and Liabilities. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $37,503,831 and $13,016,040, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$69,468,623
Gross unrealized appreciation	$ 10,938,950
Gross unrealized depreciation	(4,095,792)
Net unrealized appreciation	$ 6,843,158
22

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Schedule of Investments. At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the six months ended March 31, 2022, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the six months ended March 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $22,810. At March 31, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of the liability for cash collateral due to broker at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
23

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 86,485	$ (22,810)
Equity price	Futures contracts	Distributable earnings	—	(37,528) (1)
Total			$86,485	$(60,338)
Derivatives not subject to master netting agreements			$ —	$(37,528)
Total Derivatives subject to master netting agreements			$86,485	$(22,810)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Goldman Sachs International	$ 33,834	$ —	$ —	$ (33,834)	$ —	$ 120,000
Standard Chartered Bank	49,265	(22,810)	—	—	26,455	—
UBS AG	3,386	—	—	—	3,386	—
	$86,485	$(22,810)	$ —	$(33,834)	$29,841	$120,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Standard Chartered Bank	$(22,810)	$22,810	$ —	$ —	$ —	$ —
Total — Deposits for derivatives collateral — forward foreign currency exchange contracts						$120,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
24

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption	Equity price	Foreign exchange	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$ 94,819	$ 94,819
Futures contracts	(197,808)	—	(197,808)
Total	$(197,808)	$94,819	$(102,989)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ 60,649	$ 60,649
Futures contracts	27,619	—	27,619
Total	$ 27,619	$60,649	$ 88,268
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*
$3,373,000	$20,169,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. The Fund had no payment due to SSBT pursuant to the foregoing arrangement at March 31, 2022. For the six months ended March 31, 2022, the Fund incurred interest expense on overdraft advances of $13,057, which is included in custodian fees on the Statement of Operations.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $840,357 and the total value of collateral received was $937,910, comprised of cash of $329,614 and U.S. government and/or agencies securities of $608,296.
25

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$329,614	$ —	$ —	$ —	$329,614
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
9  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $1,145,179, which represents 1.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,412,205	$17,571,235	$(22,837,401)	$(220)	$(640)	$1,145,179	$1,659	1,145,293
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	56,249	$ 676,040	39,025	$ 499,974
Reinvestment of distributions	2,006	24,218	8	101
Shares redeemed	(1,284)	(16,162)	(9,108)	(120,013)
Net increase	56,971	$ 684,096	29,925	$ 380,062
26

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,804,521	$ 21,876,028	1,285,217	$16,497,865
Reinvestment of distributions	213,126	2,583,084	5,118	63,565
Shares redeemed	(190,204)	(2,385,554)	(568,417)	(7,449,564)
Net increase	1,827,443	$22,073,558	721,918	$ 9,111,866
At March 31, 2022, EVM, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 77.6% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
Emerging Markets Advancement Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
35354     3.31.22

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2022